UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

         QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-02688

Name of Fund:  BlackRock Municipal Bond Fund, Inc.
                BlackRock High Yield Municipal Fund
                BlackRock Short-Term Municipal Fund
                BlackRock Municipal Insured Fund
                BlackRock National Municipal Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  Donald C. Burke, Chief Executive
       Officer, BlackRock Municipal Bond Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 06/30/2008

Date of reporting period: 07/01/2007 - 09/30/2007

Item 1 -   Schedule of Investments


BlackRock Municipal Bond Fund, Inc. - BlackRock High Yield Municipal Fund

Schedule of Investments as of September 30, 2007 (Unaudited)                                                       (in Thousands)

                          Face
                        Amount   Municipal Bonds                                                                        Value
Alabama - 0.7%       $     500   Tuscaloosa, Alabama, Special Care Facilities Financing Authority, Residential
                                 Care Facility Revenue Bonds (Capstone Village, Inc. Project), Series A, 5.875%
                                 due 8/01/2036                                                                      $         498

Arizona - 3.0%             300   Maricopa County, Arizona, IDA, Education Revenue Bonds (Arizona Charter
                                 Schools Project 1), Series A, 6.75% due 7/01/2029                                            293
                         1,000   Phoenix, Arizona, IDA, Airport Facility, Revenue Refunding Bonds (America West
                                 Airlines Inc. Project), AMT, 6.30% due 4/01/2023                                           1,005
                           285   Pima County, Arizona, IDA, Education Revenue Refunding Bonds (Arizona Charter
                                 Schools Project), Series O, 5.25% due 7/01/2031                                              268
                           100   Pima County, Arizona, IDA, S/F Mortgage Revenue Refunding Bonds, VRDN, AMT, 4.89%
                                 due 4/25/2008 (k)                                                                            100
                           500   Queen Creek Improvement District Number 001, Arizona, Special Assessment Bonds,
                                 5% due 1/01/2032                                                                             493

California - 4.4%        1,500   Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                                 Revenue Refunding Bonds, Senior Series A-1, 5.125% due 6/01/2047                           1,290
                           500   Lammersville, California, School District, Special Tax Bonds (Community Facilities
                                 District Number 2002 - Mountain House), 5.125% due 9/01/2035                                 471
                           500   Roseville, California, Special Tax Bonds (Fiddyment Ranch Community Facilities
                                 Number 1), 5.25% due 9/01/2036                                                               472
                           500   Temecula, California, Public Financing Authority, Community Facilities District
                                 Number 01-2, Special Tax Refunding Bonds, Sub-Series B, 5.10% due 9/01/2036                  465
                           565   Temecula Valley, California, Unified School District, Community Facilities District
                                 Number 2005-1, Special Tax Bonds, 5% due 9/01/2036                                           517



Portfolio Abbreviations

To simplify the listings of BlackRock Municipal Bond Fund, Inc. - BlackRock High Yield Municipal Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT        Alternative Minimum Tax (subject to)
EDA        Economic Development Authority
EDR        Economic Development Revenue Bonds
GO         General Obligation Bonds
HDA        Housing Development Authority
HFA        Housing Finance Agency
IDA        Industrial Development Authority
IDR        Industrial Development Revenue Bonds
PARS       Periodic Auction Rate Securities
PCR        Pollution Control Revenue Bonds
S/F        Single-Family
VRDN       Variable Rate Demand Notes



BlackRock Municipal Bond Fund, Inc. - BlackRock High Yield Municipal Fund

Schedule of Investments as of September 30, 2007 (concluded)                                                       (in Thousands)

                          Face
                        Amount   Municipal Bonds                                                                        Value
Colorado - 3.6%      $     750   Aspen Valley Hospital District, Colorado, Revenue Refunding Bonds, 5%
                                 due 10/15/2026                                                                         $     718
                         1,000   Colorado HFA, Revenue Refunding Bonds (Adventist Health System/Sunbelt
                                 Obligor Group), Series D, 5.25% due 11/15/2035                                             1,019
                           450   Colorado Health Facilities Authority, Revenue Refunding Bonds (Christian Living
                                 Communities Project), Series A, 5.75% due 1/01/2037                                          434
                           500   Sorrel Ranch Metropolitan District, Colorado, Limited Tax, GO, 5.75% due 12/01/2036          459

Connecticut - 3.4%       1,500   Connecticut State, HFA, Housing Mortgage Finance Program Revenue Bonds, AMT,
                                 Sub-Series A-2, 5.15% due 5/15/2038                                                        1,502
                         1,000   Connecticut State Health and Educational Facilities Authority Revenue Bonds
                                 (University of Hartford), Series G, 5.25% due 7/01/2036 (h)                                1,016

Florida - 9.2%             605   Easton Park Community Development District, Florida, Capital Improvement Revenue
                                 Bonds, 5.20% due 5/01/2037                                                                   520
                           490   Highland Meadows Community Development District, Florida, Special Assessment Bonds,
                                 Series A, 5.50% due 5/01/2036                                                                441
                         1,000   Hillsborough County, Florida, IDA, Hospital Revenue Bonds (Tampa General Hospital
                                 Project), 5.25% due 10/01/2041                                                             1,003
                           300   Jacksonville, Florida, Economic Development Commission, IDR (Gerdau Ameristeel
                                 US, Inc.), AMT, 5.30% due 5/01/2037                                                          292
                           500   Lee County, Florida, IDA, Health Care Facilities, Revenue Refunding Bonds (Shell
                                 Point/Alliance Obligor Group), 5% due 11/15/2029                                             471
                           600   Lee County, Florida, IDA, Health Care Facilities, Revenue Refunding Bonds (Shell
                                 Point/Alliance Obligor Group), 5% due 11/15/2032                                             556
                           570   Lee County, Florida, IDA, IDR (Lee Charter Foundation), Series A, 5.375% due 6/15/2037       525
                           500   New River Community Development District, Florida, Capital Improvement Revenue Bonds,
                                 Series B, 5% due 5/01/2013                                                                   475
                         1,000   Pine Ridge Plantation Community Development District, Florida, Capital Improvement
                                 and Special Assessment Bonds, Series B, 5% due 5/01/2011                                     970
                           500   Santa Rosa Bay Bridge Authority, Florida, Revenue Bonds, 6.25% due 7/01/2028                 485
                           210   Sarasota County, Florida, Health Facilities Authority, Retirement Facility Revenue
                                 Refunding Bonds (Village on the Isle Project), 5.50% due 1/01/2027                           207
                           190   Sarasota County, Florida, Health Facilities Authority, Retirement Facility Revenue
                                 Refunding Bonds (Village on the Isle Project), 5.50% due 1/01/2032                           183
                           650   Watergrass Community Development District, Florida, Special Assessment Revenue Bonds,
                                 Series A, 5.375% due 5/01/2039                                                               572

Georgia - 2.8%             500   Brunswick and Glynn County, Georgia, Development Authority, First Mortgage
                                 Revenue Bonds (Coastal Community Retirement Corporation Project), Series A, 7.25%
                                 due 1/01/2035 (l)                                                                            383
                           180   Gainesville, Georgia, Redevelopment Authority, Educational Facilities Revenue Refunding
                                 Bonds (Riverside Military Academy), 5.125% due 3/01/2027                                     174
                         1,000   Richmond County, Georgia, Development Authority, Environmental Improvement Revenue
                                 Bonds (International Paper Co. Projects), AMT, Series A, 5% due 8/01/2030                    918
                           600   Rockdale County, Georgia, Development Authority Revenue Bonds (Visy Paper Project),
                                 AMT, Series A, 6.125% due 1/01/2034                                                          601

Illinois - 4.2%          1,000   Chicago, Illinois, O'Hare International Airport, Special Facility Revenue Refunding
                                 Bonds (American Airlines Inc. Project), 5.50% due 12/01/2030                                 944
                         1,000   Illinois Development Finance Authority, Solid Waste Disposal Revenue Bonds (Waste
                                 Management Inc. Project), AMT, 5.05% due 1/01/2010                                         1,011
                           500   Illinois State Finance Authority Revenue Bonds (Three Crowns Park Plaza), Series A,
                                 5.875% due 2/15/2038                                                                         497
                           625   Illinois State Finance Authority, Revenue Refunding Bonds (Riverside Health System),
                                 PARS, VRDN, 6.25% due 11/15/2029 (h)(k)                                                      625

Indiana - 2.4%             700   Indiana Health and Educational Facilities Financing Authority, Hospital Revenue
                                 Bonds (Community Foundation of Northwest Indiana), 5.50% due 3/01/2037                       697
                           185   Indiana Health Facilities Financing Authority, Hospital Revenue Refunding Bonds
                                 (Methodist Hospital, Inc.), 5.375% due 9/15/2022                                             186
                           525   Indiana Health Facilities Financing Authority, Hospital Revenue Refunding Bonds
                                 (Methodist Hospital, Inc.), 5.50% due 9/15/2031                                              525
                           155   Vigo County, Indiana, Hospital Authority Revenue Bonds (Union Hospital, Inc.), 5.70%
                                 due 9/01/2037                                                                                152
                           190   Vigo County, Indiana, Hospital Authority Revenue Bonds (Union Hospital, Inc.), 5.75%
                                 due 9/01/2042                                                                                184

Iowa - 0.7%                500   Iowa Financing Authority, Health Facilities Revenue Refunding Bonds (Care Initiatives
                                 Project), Series A, 5% due 7/01/2019                                                         498

Kansas - 5.0%            1,350   Lenexa, Kansas, Health Care Facility, Revenue Refunding Bonds, 5.50% due 5/15/2039         1,340
                         1,000   Manhattan, Kansas, Health Care Facilities Revenue Bonds (Meadowlark Hills Retirement),
                                 Series B, 5.125% due 5/15/2042                                                               862
                           990   Sedgwick and Shawnee Counties, Kansas, S/F Mortgage Revenue Bonds (Mortgage-Backed
                                 Securities Program), AMT, Series B-2, 5.25% due 12/01/2038 (b)(c)                          1,036
                           450   Wyandotte County, Kansas, Kansas City Unified Government Revenue Refunding Bonds
                                 (General Motors Corporation Project), 6% due 6/01/2025                                       447

Kentucky - 2.3%          1,725   Trimble County, Kentucky, Environmental Facilities Revenue Refunding Bonds, 4.60%
                                 due 6/01/2033 (a)                                                                          1,692

Maryland - 3.8%            540   Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Sub-Series B, 5.875%
                                 due 9/01/2039                                                                                558
                           500   Howard County, Maryland, Retirement Community Revenue Refunding Bonds (Columbia
                                 Vantage House Corporation), Series A, 5.25% due 4/01/2033                                    463
                         1,000   Maryland State Energy Financing Administration, Limited Obligation Revenue Bonds
                                 (Cogeneration-AES Warrior Run), AMT, 7.40% due 9/01/2019                                   1,003
                           500   Maryland State Health and Higher Educational Facilities Authority Revenue Bonds
                                 (King Farm Presbyterian Community), Series A, 5.30% due 1/01/2037                            464
                           250   Maryland State Health and Higher Educational Facilities Authority Revenue Bonds
                                 (Washington Christian Academy), 5.25% due 7/01/2018                                          254

Massachusetts - 2.8%       390   Massachusetts State Development Finance Agency Revenue Bonds (Curry College),
                                 Series A, 5.25% due 3/01/2026 (e)                                                            392
                         1,000   Massachusetts State Development Finance Agency Revenue Bonds (Linden Ponds, Inc.
                                 Facility), Series A, 5.75% due 11/15/2042                                                    976
                           645   Massachusetts State Health and Educational Facilities Authority, Revenue Refunding
                                 Bonds (Bay Cove Human Services Issue), Series A, 5.90% due 4/01/2028                         647

Michigan - 0.4%            310   Garden City, Michigan, Hospital Finance Authority, Hospital Revenue Refunding Bonds
                                 (Garden City Hospital Obligation), Series A, 5% due 8/15/2038                                274
Missouri - 1.1%            250   Branson, Missouri, Regional Airport Transportation Development District, Airport
                                 Revenue Bonds, AMT, Series B, 6% due 7/01/2037                                               244
                           600   Kansas City, Missouri, Tax Increment Financing Commission, Tax Allocation Revenue
                                 Bonds (Kansas City MainCor Project), Series A, 5.25% due 3/01/2018                           593

Nevada - 1.3%            1,000   Clark County, Nevada, IDR (Southwest Gas Corp. Project), AMT, Series A, 4.75% due
                                 9/01/2036 (f)                                                                                952

New Hampshire - 3.5%       950   New Hampshire Health and Education Facilities Authority, Revenue Refunding Bonds
                                 (Havenwood-Heritage Heights Retirement Community), Series A, 5.40% due 1/01/2030             904
                         1,015   New Hampshire Health and Education Facilities Authority, Revenue Refunding Bonds
                                 (Southern New Hampshire University), 5% due 1/01/2027 (e)                                    990
                           650   New Hampshire State Business Financing Authority, Solid Waste Disposal Revenue Bonds
                                 (Waste Management Inc. Project), AMT, 5.20% due 5/01/2027                                    639

New Jersey - 5.3%          750   Burlington County, New Jersey, Bridge Commission, EDR (The Evergreens Project),
                                 Refunding, 5.625% due 1/01/2038                                                              745
                         1,000   New Jersey EDA, Retirement Community Revenue Refunding Bonds (Seabrook Village, Inc.),
                                 5.25% due 11/15/2036                                                                         927
                           490   New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc. Project),
                                 AMT, 6.625% due 9/15/2012                                                                    508
                           650   New Jersey Health Care Facilities Financing Authority Revenue Bonds (Pascack Valley
                                 Hospital Association), 6.625% due 7/01/2036                                                  354
                         1,000   New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds
                                 (South Jersey Hospital System), 5% due 7/01/2046                                           1,000
                           385   Tobacco Settlement Financing Corporation of New Jersey, Revenue Refunding Bonds,
                                 Series 1A, 5% due 6/01/2041                                                                  326

New York - 8.0%            500   Erie County, New York, IDA, Revenue Bonds (Orchard Park CCRC, Inc. Project),
                                 Series A, 6% due 11/15/2036                                                                  489
                           500   Genesee County, New York, IDA, Civic Facility Revenue Refunding Bonds (United
                                 Memorial Medical Center Project), 5% due 12/01/2032                                          455
                         1,000   Nassau County, New York, Tobacco Settlement Corporation, Senior Asset-Backed
                                 Revenue Refunding Bonds, Series A-3, 5% due 6/01/2035                                        939
                           750   New York City, New York City IDA, Special Facility Revenue Bonds (JetBlue Airways
                                 Corporation Project), AMT, 5.125% due 5/15/2030                                              656
                           805   New York City, New York, GO, Sub-Series I-1, 5% due 4/01/2025                                833
                         1,000   New York Liberty Development Corporation Revenue Bonds (National Sports Museum
                                 Project), Series A, 6.125% due 2/15/2019                                                   1,018
                         1,000   New York State Dormitory Authority, Non-State Supported Debt, Revenue Refunding
                                 Bonds (New York University Hospital Center), Series A, 5% due 7/01/2026                      963
                           500   Onondaga County, New York, IDA, PCR Refunding (Anheuser-Busch Companies, Inc.
                                 Project), Series A, 4.875% due 7/01/2041                                                     489

North Dakota - 1.3%      1,000   Ward County, North Dakota, Health Care Facility Revenue Refunding Bonds (Trinity
                                 Health Obligated Group), 5.125% due 7/01/2029                                                985

Ohio - 1.2%                875   Richland County, Ohio, Hospital Facilities Revenue Refunding Bonds (MedCentral
                                 Health System), 5.25% due 11/15/2036                                                         883

Oklahoma - 0.8%            555   Oklahoma State Development Finance Authority, Revenue Refunding Bonds (Saint John
                                 Health System), 5% due 2/15/2042                                                             555

Pennsylvania - 3.8%        735   Allegheny County, Pennsylvania, Hospital Development Authority, Health System Revenue
                                 Refunding Bonds (West Penn Allegheny Health System), Series A, 5.375% due 11/15/2040         708
                         1,525   Cumberland County, Pennsylvania, Municipal Authority, Revenue Refunding Bonds (Diakon
                                 Lutheran Social Ministries Project), VRDN, Series B, 6.25% due 1/01/2025 (h)(k)            1,525
                           500   Harrisburg, Pennsylvania, Authority, University Revenue Bonds (Harrisburg University
                                 of Science), Series B, 6% due 9/01/2036                                                      507

Rhode Island - 1.3%      1,000   Rhode Island Housing and Mortgage Finance Corporation, Homeownership Opportunity
                                 Revenue Bonds, AMT, Series 53-B, 5% due 10/01/2046                                           964

South Carolina - 2.2%    1,000   Connector 2000 Association, Inc., South Carolina, Toll Road and Capital Appreciation
                                 Revenue Bonds, Senior-Series B, 7.97% due 1/01/2015 (j)                                      555
                           500   Myrtle Beach, South Carolina, Tax Increment Revenue Bonds (Myrtle Beach Air Force Base),
                                 Series A, 5.25% due 11/01/2026                                                               463
                           600   South Carolina Jobs, EDA, Health Care Facilities, First Mortgage Revenue Refunding
                                 Bonds (Luthern Homes), 5.50% due 5/01/2028                                                   572

Tennessee - 0.9%           700   Sullivan County, Tennessee, Health, Educational & Housing Facilities Board, Hospital
                                 Revenue Bonds (Wellmont Health System Project), Series C, 5.25% due 9/01/2036                688

Texas - 8.0%             1,000   Alliance Airport Authority, Inc., Texas, Special Facilities Revenue Refunding Bonds
                                 (American Airlines Inc. Project), AMT, 5.75% due 12/01/2029                                  953
                           500   Brazos River Authority, Texas, PCR (TXU Energy Company LLC Project), AMT, 5% due
                                 3/01/2041                                                                                    425
                           500   Dallas, Texas, Industrial Development Corporation, IDR (CR/PL Inc. Project), AMT,
                                 7.50% due 8/01/2017                                                                          505
                           655   HFDC of Central Texas, Inc., Retirement Facilities Revenue Bonds, Series A, 5.75%
                                 due 11/01/2036                                                                               615
                         1,000   Harlandale, Texas, Independent School District, School Building, GO,
                                 (Permanent School Fund Bond Guarantee Program), 4.75% due 8/15/2040                          985
                           500   Houston, Texas, Airport System, Special Facilities Revenue Bonds (Continental Airlines),
                                 AMT, Series E, 7.375% due 7/01/2022                                                          531
                         1,000   Mission, Texas, Economic Development Corporation, Solid Waste Disposal Revenue
                                 Bonds (Allied Waste N.A. Inc Project), Series A, 5.20% due 4/01/2018                         982
                         1,000   Texas State Public Financing Authority, Charter School Financing Corporation,
                                 Revenue Refunding Bonds (KIPP, Inc.), Series A, 5% due 2/15/2036 (e)                         942

Utah - 2.2%              1,640   Utah Housing Corporation, S/F Mortgage Revenue Bonds, AMT, Series A-1, Class I, 5%
                                 due 7/01/2037                                                                              1,603

Virginia - 7.0%          1,150   Albemarle County, Virginia, IDA, Residential Care Facilities, Mortgage Revenue
                                 Refunding Bonds (Westminster-Canterbury), 5% due 1/01/2031                                 1,081
                           300   Fairfax County, Virginia, EDA, Residential Care Facilities, Mortgage Revenue
                                 Refunding Bonds (Goodwin House, Inc.), 5.125% due 10/01/2042                                 287
                           500   Fairfax County, Virginia, EDA, Retirement Revenue Refunding Bonds (Greenspring
                                 Village Inc.), Series A, 4.875% due 10/01/2036                                               460
                           500   Farms of New Kent, Virginia, Community Development Authority, Special Assessment
                                 Bonds, Series C, 5.80% due 3/01/2036                                                         482
                           450   Henrico County, Virginia, EDA, Residential Care Facility, Mortgage Revenue Refunding
                                 Bonds (Westminster-Canterbury Of Winchester, Inc.), 5% due 10/01/2027                        434
                           210   Lexington, Virginia, IDA, Residential Care Facility, Mortgage Revenue Refunding Bonds
                                 (Kendal at Lexington), Series A, 5.375% due 1/01/2028                                        198
                           750   Lynchburg, Virginia, IDA, Residential Care Facility, Mortgage Revenue Refunding
                                 Bonds (Westminster-Canterbury), 5% due 7/01/2031                                             700
                           500   Tobacco Settlement Financing Corporation of Virginia, Revenue Refunding Bonds, Senior
                                 Series B-1, 5% due 6/01/2047                                                                 422
                         1,000   Virginia State, HDA, Commonwealth Mortgage Revenue Bonds, Series H, Sub-Series H-1,
                                 5.35% due 7/01/2031 (g)                                                                    1,022

Washington - 0.7%          550   Washington State Housing Financing Commission, Nonprofit Revenue Bonds (Skyline at
                                 First Hill Project), Series A, 5.625% due 1/01/2038                                          536

Wisconsin - 0.7%           500   Wisconsin State Health and Educational Facilities Authority, Revenue Refunding Bonds
                                 (Franciscan Sisters Healthcare), 5% due 9/01/2026                                            487

                                 Total Municipal Bonds (Cost - $75,127) - 98.0%                                            71,602



                        Shares
                          Held   Mutual Funds                                                                           Value
                         1,000   Merrill Lynch Institutional Tax-Exempt Fund, 3.67% (d)(i)                                  1,000

                                 Total Mutual Funds (Cost - $1,000) - 1.4%                                                  1,000

                                 Total Investments (Cost - $76,127*) - 99.4%                                               72,602
                                 Other Assets Less Liabilities - 0.6%                                                         450
                                                                                                                    -------------
                                 Net Assets - 100.0%                                                                $      73,052
                                                                                                                    =============


  * The cost and unrealized appreciation (depreciation) of investments as of September 30, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                $          76,127
                                                  =================
    Gross unrealized appreciation                 $              51
    Gross unrealized depreciation                           (3,576)
                                                  -----------------
    Net unrealized depreciation                   $         (3,525)
                                                  =================


(a) AMBAC Insured.

(b) FHLMC Collateralized.

(c) FNMA/GNMA Collateralized.

(d) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                      Net          Dividend
    Affiliate                                       Activity        Income

    Merrill Lynch Institutional Tax Exempt Fund     (2,409)          $26


(e) ACA Insured.

(f) FGIC Insured.

(g) MBIA Insured.

(h) Radian Insured.

(i) Represents the current yield as of September 30, 2007.

(j) Represents a zero coupon bond; the interest rate shown reflects the effective yield.

(k) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(l) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.


o Forward interest rate swaps outstanding as of September 30, 2007 were as follows:

                                                    Notional      Unrealized
                                                     Amount      Depreciation

    Pay a fixed rate of 3.9765% and receive a floating rate based on 1 week (SIFMA)
    Municipal Swap Index Rate

    Broker, JPMorgan Chase
    Expires January 2023                             $3,100         $(28)




BlackRock Short-Term Municipal Fund of BlackRock Municipal Bond Fund, Inc.

Schedule of Investments as of September 30, 2007 (Unaudited)                                                       (In Thousands)

                          Face
State                   Amount   Municipal Bonds                                                                         Value
Alabama - 5.4%       $   6,075   Birmingham, Alabama, Special Care Facilities Financing Authority Revenue
                                 Bonds (Ascension Health Subordinate Credit Group), Series A, 5% due 10/01/2008       $     6,155
                         8,095   Huntsville, Alabama, GO, Refunding, Series A, 5.25% due 2/01/2009 (j)                      8,282

Arizona - 3.1%           1,376   Tierra Antigua, Arizona, Revenue Bonds, VRDN, AMT, Series A, 3.76% due
                                 12/01/2034 (b)                                                                             1,376
                         7,000   Yavapai County, Arizona, IDA, Solid Waste Disposal Revenue Bonds (Waste
                                 Management Inc. Project), AMT, 4% due 6/01/2027                                            6,895

California - 1.7%          750   California Pollution Control Financing Authority, Solid Waste Disposal Revenue
                                 Bonds (Republic Services, Inc. Project), VRDN, AMT, 4.25% due 3/01/2028 (b)                  750
                         3,650   Contra Costa County, California, M/F Housing Revenue Bonds (Pleasant Hill Bart
                                 Transit Station Project), VRDN, AMT, Series A, 3.95% due 4/15/2046 (b)                     3,652

Florida - 9.1%           7,000   Florida Hurricane Catastrophe Fund Financing Corporation Revenue Bonds, Series A,
                                 5% due 7/01/2010                                                                           7,245
                         2,020   Miami-Dade County, Florida, Educational Facilities Authority Revenue Bonds
                                 (University of Miami), Series A, 5.75% due 4/01/2010 (a)(c)                                2,145
                        14,195   Orange County, Florida, Tourist Development, Tax Revenue Bonds, 5.50% due
                                 10/01/2009 (a)(c)                                                                         14,746

Georgia - 8.9%           5,600   Catoosa County, Georgia, School District, GO, 4.25% due 8/01/2008 (h)                      5,636
                         6,005   Georgia Municipal Electric Authority, Power Revenue Refunding Bonds, Series DD,
                                 7% due 1/01/2008 (h)                                                                       6,058
                        11,905   Georgia State, GO, Series B, 5% due 3/01/2008                                             11,983

Indiana - 2.3%           4,750   Indiana Bond Bank Revenue Bonds (State Revolving Fund), Series B, 5.30% due
                                 8/01/2010 (c)                                                                              5,017
                         1,000   Indiana State Development Finance Authority, IDR (Republic Services, Inc. Project),
                                 VRDN, AMT, 4.22% due 11/01/2035 (b)                                                        1,000

Louisiana - 1.5%         1,800   Louisiana HFA, S/F Mortgage Revenue Bonds, VRDN, AMT, 4.64% due 11/28/2008 (b)             1,800
                         2,132   Louisiana HFA, S/F Mortgage Revenue Refunding Bonds, VRDN, AMT, 4.714% due
                                 12/01/2047 (b)                                                                             2,132

Maryland - 1.4%          3,700   Maryland State Health and Higher Educational Facilities Authority, Revenue
                                 Refunding Bonds (Pickersgill Inc.), VRDN, Series A, 5.50% due 1/01/2035 (b)(i)             3,700

Massachusetts - 3.2%     8,505   Massachusetts State Consolidated Loan, GO, Series C, 5% due 5/01/2008 (f)                  8,582

Michigan - 3.8%          5,000   Detroit, Michigan, Water Supply System Revenue Bonds, Second Lien, Series B,
                                 5.50% due 7/01/2011 (c)(g)                                                                 5,382
                           280   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Kay Screen
                                 Printing, Inc. Project), VRDN, AMT, 4.15% due 5/01/2020 (b)                                  280
                         4,120   Michigan State Trunk Line Fund, Revenue Refunding Bonds, Series B, 5% due
                                 9/01/2010 (j)                                                                              4,287

Minnesota - 1.0%         2,620   Minneapolis and Saint Paul, Minnesota, Metropolitan Airports Commission, Airport
                                 Revenue Bonds, AMT, Series B, 5.50% due 1/01/2010 (g)                                      2,702



Portfolio Abbreviations


To simplify the listings of BlackRock Short-Term Municipal Fund of BlackRock Municipal Bond Fund Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT        Alternative Minimum Tax (subject to)
BAN        Bond Anticipation Notes
COP        Certificates of Participation
CP         Commercial Paper
EDR        Economic Development Revenue Bonds
GO         General Obligation Bonds
HFA        Housing Finance Agency
IDA        Industrial Development Authority
IDR        Industrial Development Revenue Bonds
M/F        Multi-Family
S/F        Single-Family
TRAN       Tax Revenue Anticipation Notes
VRDN       Variable Rate Demand Notes



BlackRock Short-Term Municipal Fund of BlackRock Municipal Bond Fund, Inc.

Schedule of Investments as of September 30, 2007 (concluded)                                                       (In Thousands)

                          Face
State                   Amount   Municipal Bonds                                                                         Value
Nebraska - 0.9%      $   2,500   Central Plains Energy Project, Nebraska, Revenue Bonds (Gas Project Number 1),
                                 VRDN, 3.908% due 12/01/2010 (b)                                                      $     2,459

Nevada - 5.4%            6,500   Clark County, Nevada, Airport System Subordinate Lien Revenue Bonds, AMT,
                                 Series B-1, 5% due 7/01/2008                                                               6,562
                         7,500   Clark County, Nevada, EDR (Alexander Dawson School of Nevada Project), 5.50%
                                 due 5/15/2009 (c)                                                                          7,801

New Jersey - 2.7%        2,000   Bayonne, New Jersey, GO, BAN, 4.75% due 10/26/2007                                         2,001
                         4,790   New Jersey Building Authority, State Building Revenue Refunding Bonds, Series B,
                                 5.25% due 12/15/2010 (a)                                                                   5,042

New Mexico - 2.2%        5,685   New Mexico State, Severance Tax Bonds, Series A, 5% due 7/01/2008 (h)                      5,750

Ohio - 4.5%              4,400   Ohio State Building Authority, State Facilities Revenue Bonds (Administrative
                                 Building Fund Projects), Series A, 5.375% due 10/01/2008 (c)                               4,525
                         3,875   Ohio State, Common Schools, GO, Series A, 5% due 3/15/2011                                 4,058
                         3,450   Trumbull County, Ohio, Health Care Facilities Revenue Bonds (Shepherd of the
                                 Valley), VRDN, 6% due 10/01/2031 (b)(i)                                                    3,450

Oklahoma - 0.2%            500   Oklahoma State Capitol Improvement Authority, State Facilities Revenue Bonds
                                 (Higher Education Projects), VRDN, Series D-4, 3.92% due 7/01/2034 (b)(f)                    500

Pennsylvania - 5.5%      4,000   Bethlehem, Pennsylvania, Area School District, GO, Refunding, Series A, 5% due
                                 9/01/2010 (h)                                                                              4,162
                         5,000   Pennsylvania State, GO, Refunding, Third Series, 5% due 7/01/2009                          5,130
                         5,000   University of Pittsburgh, Pennsylvania, The Commonwealth System of Higher Education,
                                 Revenue Refunding Bonds (Pittsburgh Asset Notes-Panthers), 5% due 8/01/2010                5,183

South Carolina - 3.5%    4,590   Aiken County, South Carolina, Consolidated School District, GO, Refunding, 5%
                                 due 3/01/2009                                                                              4,689
                         2,160   Hilton Head Island, South Carolina, Public Facility Corporation, COP (Beach
                                 Preservation Fee Pledge), 5% due 8/01/2008 (h)                                             2,186
                         2,240   Hilton Head Island, South Carolina, Public Facility Corporation, COP (Beach
                                 Preservation Fee Pledge), 5% due 8/01/2009 (h)                                             2,298

Tennessee - 1.5%         4,000   Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series A, 5% due
                                 9/01/2009                                                                                  4,079

Texas - 12.6%            3,980   Austin, Texas, Independent School District, GO, Refunding, 5.25% due 8/01/2009             4,105
                         7,000   Brazos River, Texas, Harbor Navigation District, Brazoria County Environmental
                                 Revenue Refunding Bonds (Dow Chemical Company Project), AMT, VRDN, Series A-4,
                                 5.20% due 5/15/2033 (b)                                                                    7,036
                         5,000   Harris County, Texas, Toll Road Revenue Refunding Bonds, VRDN, Series B-2, 5%
                                 due 8/15/2021 (b)(g)                                                                       5,122
                         2,200   Montgomery County, Texas, Unlimited Tax Adjustable Rate Road, GO, VRDN, Series B,
                                 5% due 3/01/2028 (b)(j)                                                                    2,230
                         2,790   North Texas Thruway Authority, Dallas North Thruway System, Revenue Refunding Bonds,
                                 VRDN, Series B, 5% due 1/01/2038 (a)(b)                                                    2,820
                         2,500   San Antonio, Texas, Electric and Gas System, Junior Lien Revenue Bonds, VRDN,
                                 3.55% due 12/01/2027 (b)                                                                   2,499
                         4,275   Tarrant County, Texas, Cultural Education Facilities Financing Corporation, Revenue
                                 Refunding Bonds (Texas Health Resources), Series A, 5% due 2/15/2011                       4,433
                         5,000   Texas State, GO, TRAN, 4.50% due 8/28/2008                                                 5,049

Virginia - 1.9%          4,885   Virginia State Public School Authority, School Financing Revenue Bonds, Series B,
                                 5% due 8/01/2008 (c)                                                                       4,993

Washington - 5.0%        9,940   Energy Northwest, Washington, Electric Revenue Refunding Bonds (Columbia Generating
                                 Station), Series A, 5.25% due 7/01/2009 (a)                                               10,234
                         2,900   Tacoma, Washington, Electric System Revenue Refunding Bonds, Series A, 5.625% due
                                 1/01/2011 (c)(j)                                                                           3,108

Wisconsin - 2.8%         7,070   Wisconsin Public Power Inc., Power Supply System, Revenue Refunding Bonds, Series A,
                                 5.25% due 7/01/2010 (h)                                                                    7,370

Puerto Rico - 3.2%       8,465   Government Development Bank of Puerto Rico, CP, 4.20% due 10/11/2007                       8,465

                                 Total Municipal Bonds (Cost - $246,447) - 93.3%                                          247,144



                        Shares
                          Held   Short-Term Securities
                        15,700   Merrill Lynch Institutional Tax-Exempt Fund, 3.67% (d)(e)                                 15,700

                                 Total Short-Term Securities (Cost - $15,700) - 5.9%                                       15,700

                                 Total Investments (Cost - $262,147*) - 99.2%                                             262,844
                                 Other Assets Less Liabilities - 0.8%                                                       2,167
                                                                                                                      -----------
                                 Net Assets - 100.0%                                                                  $   265,011
                                                                                                                      ===========

  * The cost and unrealized appreciation (depreciation) of investments as of September 30, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                   $      262,147
                                                     ==============
    Gross unrealized appreciation                    $          862
    Gross unrealized depreciation                             (165)
                                                     --------------
    Net unrealized appreciation                      $          697
                                                     ==============


(a) AMBAC Insured.

(b) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(c) Prerefunded.

(d) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                      Net          Dividend
    Affiliate                                       Activity        Income

    Merrill Lynch Institutional Tax-Exempt Fund      9,097         $   158


(e) Represents the current yield as of September 30, 2007.

(f) CIFG Insured.

(g) FGIC Insured.

(h) MBIA Insured.

(i) Radian Insured.

(j) FSA Insured.




BlackRock Municipal Bond Fund, Inc. - BlackRock Municipal Insured Fund

Schedule of Investments as of September 30, 2007 (Unaudited)                                                       (In Thousands)


                          Face
State                   Amount   Municipal Bonds                                                                         Value
Alabama - 3.0%      $   10,000   Lauderdale County and Florence, Alabama, Health Care Authority Revenue
                                 Refunding Bonds (Coffee Health Group), Series A, 6% due 7/01/2029 (g)              $      10,699
                         7,840   University of Alabama, General Revenue Bonds, Series A, 5% due 7/01/2034                   8,015
                         7,000   University of Alabama, University Revenue Bonds (Birmingham), 6% due
                                 10/01/2009 (c)(h)                                                                          7,339

Arkansas - 0.5%          4,000   University of Arkansas, University Revenue Bonds (Various Facilities-Fayetteville
                                 Campus), 5% due 12/01/2027 (c)                                                             4,139

California - 16.2%       1,050   Antelope Valley, California, Community College District, GO (Election of 2004),
                                 Series B, 5.25% due 8/01/2039                                                              1,116
                         2,800   Arcadia, California, Unified School District, Capital Appreciation, GO (Election
                                 of 2006), Series A, 4.96% due 8/01/2039 (e)(l)                                               537
                         4,100   Cabrillo, California, Community College District, GO (Election of 2004), Series B,
                                 5.20% due 8/01/2037 (g)(l)                                                                   870
                         2,075   California State Department of Veteran Affairs, Home Purchase Revenue Refunding
                                 Bonds, Series A, 5.35% due 12/01/2027 (a)                                                  2,173
                         5,800   Coast Community College District, California, GO (Election of 2002), Series C,
                                 5.392% due 8/01/2036 (l)                                                                   1,253
                         2,000   Corona-Norco, California, Unified School District, GO (Election of 2006), Series A,
                                 5% due 8/01/2031 (e)                                                                       2,093
                         5,170   Fresno, California, Unified School District, GO (Election of 2001), Series D, 5%
                                 due 8/01/2027 (g)                                                                          5,387
                         1,500   Fresno, California, Unified School District, GO (Election of 2001), Series E, 5%
                                 due 8/01/2030 (e)                                                                          1,565
                         5,595   Grossmont-Cuyamaca Community College District, California, GO (Election of 2002),
                                 Series B, 5% due 8/01/2029 (c)                                                             5,819
                        10,000   Hesperia, California, Public Financing Authority Revenue Redevelopment & Housing
                                 Projects, Series A, 5.50% due 9/01/2027                                                   10,919
                        15,000   Los Angeles, California, Municipal Improvement Corporation, Lease Revenue Bonds,
                                 Series B1, 4.75% due 8/01/2037 (c)                                                        14,975
                         8,965   Modesto, California, Schools Infrastructure Financing Agency, Special Tax Bonds,
                                 5.50% due 9/01/2036 (a)                                                                    9,499
                         6,440   Palm Springs, California, Financing Authority, Lease Revenue Refunding Bonds
                                 (Convention Center Project), Series A, 5.50% due 11/01/2035 (g)                            6,941
                        10,500   Ramona, California, Unified School District, Convertible Capital Appreciation
                                 Refunding Bonds, COP, 5.106% due 5/01/2032 (c)(l)                                          8,477
                         3,900   Redlands, California, Unified School District, GO (Election of 2002), 5% due
                                 7/01/2025 (e)                                                                              4,070
                        11,685   Rialto, California, Unified School District, GO, Series A, 6.24% due 6/01/2025 (c)(l)      5,185



Portfolio Abbreviations

To simplify the listings of BlackRock Municipal Bond Fund, Inc. - BlackRock Municipal Insured Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT          Alternative Minimum Tax (subject to)
COP          Certificates of Participation
DRIVERS      Derivative Inverse Tax-Exempt Receipts
EDA          Economic Development Authority
GO           General Obligation Bonds
HFA          Housing Finance Agency
IDR          Industrial Development Revenue Bonds
PCR          Pollution Control Revenue Bonds
S/F          Single-Family



BlackRock Municipal Bond Fund, Inc. - BlackRock Municipal Insured Fund

Schedule of Investments as of September 30, 2007 (concluded)                                                       (In Thousands)


                          Face
State                   Amount   Municipal Bonds                                                                         Value
California          $    5,000   Roseville, California, Joint Union High School District, GO (Election of 2004),
(concluded)                      Series A, 5% due 8/01/2029 (c)                                                     $       5,178
                         5,075   Sacramento, California, Unified School District, GO (Election of 1999),
                                 Series B, 5% due 7/01/2026 (c)                                                             5,264
                         2,685   San Diego, California, Community College District, GO (Election of 2002),
                                 5% due 5/01/2030 (e)                                                                       2,788
                         3,495   San Diego County, California, COP (Edgemoor Project and Regional System),
                                 Refunding, 5% due 2/01/2027 (a)                                                            3,616
                         6,600   San Jose, California, Airport Revenue Refunding Bonds, AMT, Series A, 5.50%
                                 due 3/01/2032 (a)                                                                          6,983
                         3,700   San Jose, California, GO (Libraries, Parks and Public Safety Projects), 5% due
                                 9/01/2030 (g)                                                                              3,820
                        10,055   Sequoia, California, Unified High School District, GO, Refunding, Series B,
                                 5.50% due 7/01/2035 (e)                                                                   10,920
                         2,755   Tahoe Truckee, California, Unified School District, GO (School Facilities
                                 Improvement District Number 2), Series A, 5.25% due 8/01/2029 (g)                          2,884
                         7,980   Tustin, California, Unified School District, Senior Lien Special Tax Bonds
                                 (Community Facilities District Number 97-1), Series A, 5% due 9/01/2032 (e)                8,153
                         9,330   Tustin, California, Unified School District, Senior Lien Special Tax Bonds
                                 (Community Facilities District Number 97-1), Series A, 5% due 9/01/2038 (e)                9,513

Colorado - 2.8%         19,250   Aurora, Colorado, COP, 6% due 12/01/2010 (a)(h)                                           20,653
                         3,000   Logan County, Colorado, Justice Center Finance Corporation, COP, 5.50%
                                 due 12/01/2020 (g)                                                                         3,197

District of              5,000   District of Columbia, Ballpark Revenue Bonds, Series B-1, 5% due 2/01/2031 (c)             5,120
Columbia - 0.9%          2,800   District of Columbia, GO, Series A, 4.75% due 6/01/2036 (c)                                2,802

Florida - 1.4%           5,500   Dade County, Florida, Water and Sewer System Revenue Bonds, 5.25% due 10/01/2026 (c)       5,562
                         5,450   Miami-Dade County, Florida, Aviation Revenue Refunding Bonds (Miami International
                                 Airport), AMT, Series A, 5% due 10/01/2040 (k)                                             5,453
                         1,260   West Coast Regional Water Supply Authority, Florida, Capital Improvement Revenue
                                 Bonds, 10.40% due 10/01/2010 (a)(h)                                                        1,323

Georgia - 4.2%          20,000   Georgia Municipal Electric Authority, Power Revenue Refunding Bonds, Series EE,
                                 7% due 1/01/2025 (a)                                                                      26,327
                            90   Georgia Municipal Electric Authority, Power Revenue Refunding Bonds, Series Y,
                                 6.40% due 1/01/2011 (h)                                                                       98
                         8,420   Georgia Municipal Electric Authority, Power Revenue Refunding Bonds, Series Y,
                                 6.40% due 1/01/2013 (a)                                                                    9,251
                           490   Georgia Municipal Electric Authority, Power Revenue Refunding Bonds, Series Y,
                                 6.40% due 1/01/2013 (a)(b)                                                                   541

Illinois - 1.0%          8,640   Chicago, Illinois, O'Hare International Airport, Revenue Refunding Bonds, Third
                                 Lien, AMT, Series C-2, 5.25% due 1/01/2034 (k)                                             8,791

Kansas - 0.6%            5,145   Manhattan, Kansas, Hospital Revenue Bonds (Mercy Health Center), 5.50% due
                                 8/15/2020 (e)                                                                              5,450

Louisiana - 1.5%         2,500   Louisiana State Citizens Property Insurance Corporation, Assessment Revenue Bonds,
                                 Series B, 5% due 6/01/2022 (a)                                                             2,609
                         2,400   Louisiana State, Gas and Fuels Tax Revenue Bonds, Series A, 4.75% due 5/01/2039 (e)        2,402
                         5,000   New Orleans, Louisiana, GO (Public Improvements), 5.25% due 12/01/2029 (a)                 5,256
                         2,800   Rapides Financing Authority, Louisiana, Revenue Bonds (Cleco Power LLC Project),
                                 AMT, 4.70% due 11/01/2036 (a)                                                              2,628

Maryland - 0.6%          4,400   Maryland State Health and Higher Educational Facilities Authority Revenue Bonds
                                 (University of Maryland Medical System), Series B, 7% due 7/01/2022 (c)                    5,588

Massachusetts - 6.2%     4,000   Massachusetts State, HFA, Rental Housing Mortgage Revenue Bonds, AMT, Series C,
                                 5.60% due 1/01/2045 (e)                                                                    4,158
                         2,845   Massachusetts State, HFA, S/F Housing Revenue Bonds, AMT, Series 128, 4.80% due
                                 12/01/2027 (e)                                                                             2,766
                         7,000   Massachusetts State, HFA, S/F Housing Revenue Bonds, AMT, Series 128, 4.875% due
                                 12/01/2038 (e)                                                                             6,702
                        15,000   Massachusetts State School Building Authority, Dedicated Sales Tax Revenue Bonds,
                                 Series A, 5% due 8/15/2030 (e)                                                            15,553
                        22,250   Massachusetts State Special Obligation Dedicated Tax Revenue Bonds, 5.25% due
                                 1/01/2014 (c)(h)                                                                          24,159

Michigan - 0.2%          1,500   Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien, Series A, 5%
                                 due 7/01/2030 (c)                                                                          1,525

Minnesota - 1.7%         5,860   Delano, Minnesota, Independent School District Number 879, GO, Series A, 5.875%
                                 due 2/01/2025 (e)                                                                          6,266
                         3,735   Sauk Rapids, Minnesota, Independent School District Number 047, GO, Series A, 5.65%
                                 due 2/01/2020 (g)                                                                          3,968
                         4,440   Sauk Rapids, Minnesota, Independent School District Number 047, GO, Series A, 5.70%
                                 due 2/01/2021 (g)                                                                          4,724

Mississippi - 1.4%       1,320   Harrison County, Mississippi, Wastewater Management District, Revenue Refunding Bonds
                                 (Wastewater Treatment Facilities), Series A, 8.50% due 2/01/2013 (b)(c)                    1,624
                        10,000   Mississippi Hospital Equipment and Facilities Authority Revenue Bonds (Forrest County
                                 General Hospital Project), 6% due 1/01/2011 (e)(h)                                        10,827

Missouri - 4.5%         12,990   Kansas City, Missouri, Airport Revenue Refunding and Improvement Bonds, Series A,
                                 5.50% due 9/01/2013 (g)                                                                   13,204
                         9,000   Kansas City, Missouri, Airport Revenue Refunding and Improvement Bonds, Series A,
                                 5.50% due 9/01/2014 (g)                                                                    9,148
                         7,930   Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds
                                 (Latan 2 Project), Series A, 5% due 1/01/2027 (a)                                          8,234
                         8,325   Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds
                                 (Latan 2 Project), Series A, 5% due 1/01/2028 (a)                                          8,632

Nebraska - 0.6%          5,000   Public Power Generation Agency, Nebraska, Revenue Bonds (Whelan Energy Center Unit 2),
                                 Series A, 5% due 1/01/2032 (a)                                                             5,172

Nevada - 0.4%            1,300   Clark County, Nevada, IDR (Southwest Gas Corporation Project), AMT, Series A, 4.75%
                                 due 9/01/2036 (c)                                                                          1,237
                         2,200   Clark County, Nevada, IDR (Southwest Gas Corporation Project), AMT, Series D, 5.25%
                                 due 3/01/2038 (c)                                                                          2,241

New Jersey - 8.4%        6,810   Cape May County, New Jersey, Industrial Pollution Control Financing Authority,
                                 Revenue Refunding Bonds (Atlantic City Electric Company Project), Series A, 6.80%
                                 due 3/01/2021 (g)                                                                          8,592
                         3,125   Garden State Preservation Trust of New Jersey, Open Space and Farmland Preservation
                                 Revenue Bonds, Series A, 5.80% due 11/01/2021 (e)                                          3,546
                         8,310   Garden State Preservation Trust of New Jersey, Open Space and Farmland Preservation
                                 Revenue Bonds, Series A, 5.80% due 11/01/2022 (e)                                          9,425
                         4,340   Garden State Preservation Trust of New Jersey, Open Space and Farmland Preservation
                                 Revenue Bonds, Series A, 5.80% due 11/01/2023 (e)                                          4,927
                         5,000   New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5% due 7/01/2027 (g)      5,176
                        23,000   New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5.25% due
                                 7/01/2033 (g)                                                                             24,158
                         4,240   New Jersey State Transportation Trust Fund Authority, Transportation System Revenue
                                 Bonds, Series D, 5% due 6/15/2018 (a)                                                      4,517
                        11,530   New Jersey State Transportation Trust Fund Authority, Transportation System Revenue
                                 Bonds, Series D, 5% due 6/15/2019 (e)                                                     12,229

New Mexico - 1.3%       10,400   New Mexico Finance Authority, Senior Lien State Transportation Revenue Bonds,
                                 Series A, 5.125% due 6/15/2018 (g)                                                        11,152

New York - 11.4%        11,495   New York City, New York, GO, Series C, 5.625% due 3/15/2012 (h)(k)                        12,482
                             5   New York City, New York, GO, Series C, 5.625% due 3/15/2018 (k)                                5
                         6,155   New York City, New York, GO, Series I, 6% due 4/15/2012 (e)                                6,228
                             2   New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds,
                                 DRIVERS, Series 1133Z, 6.319% due 10/15/2012 (a)(j)                                            2
                        16,905   New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds,
                                 Series A, 5% due 10/15/2020 (g)                                                           17,886
                        15,650   New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds,
                                 Series A, 5% due 10/15/2032 (a)                                                           16,204
                        11,795   New York State Dormitory Authority Revenue Bonds (School Districts Financing
                                 Program), Series D, 5.25% due 10/01/2023 (g)                                              12,519
                         9,110   New York State Urban Development Corporation, Personal Income Tax Revenue Bonds
                                 (State Facilities), Series A-1, 5.25% due 3/15/2034 (c)                                    9,523
                             5   Niagara Falls, New York, GO, Public Improvement, 6.90% due 3/01/2024 (g)                       5
                        22,500   Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series A-1,
                                 5.25% due 6/01/2022 (a)                                                                   23,855

North Carolina - 0.4%    3,030   North Carolina HFA, Home Ownership Revenue Bonds, AMT, Series 14-A, 5.35% due
                                 1/01/2022 (a)                                                                              3,072

North Dakota - 0.3%      2,630   North Dakota State, HFA, Revenue Bonds (Housing Finance Program), Series C, 5.30%
                                 due 7/01/2022 (a)                                                                          2,662

Oklahoma - 0.8%          2,680   Oklahoma State Industries Authority, Health System Revenue Refunding Bonds
                                 (Integris Obligated Group), Series A, 6.25% due 8/15/2009 (g)(h)                           2,838
                         3,705   Oklahoma State Industries Authority, Health System Revenue Refunding Bonds
                                 (Integris Obligated Group), Series A, 6.25% due 8/15/2016 (g)                              3,906

Oregon - 1.6%            8,700   Oregon State Department, Administrative Services, COP, Series A, 6.25% due
                                 5/01/2010 (a)(h)                                                                           9,358
                         3,865   Port of Portland, Oregon, Airport Revenue Refunding Bonds (Portland International
                                 Airport), AMT, Series 7-B, 7.10% due 1/01/2012 (g)(h)                                      4,355

Pennsylvania - 2.8%      5,510   Philadelphia, Pennsylvania, Gas Works Revenue Bonds, 12th Series B, 7% due
                                 5/15/2020 (b)(g)                                                                           6,536
                         4,420   Philadelphia, Pennsylvania, Redevelopment Authority Revenue Bonds (Neighborhood
                                 Transformation), Series A, 5.50% due 4/15/2020 (c)                                         4,729
                        12,010   Pittsburgh, Pennsylvania, GO, Series C, 5.25% due 9/01/2018 (e)                           13,121

Rhode Island - 0.9%      6,815   Rhode Island State Economic Development Corporation, Airport Revenue Bonds,
                                 Series B, 6% due 7/01/2010 (c)(h)                                                          7,313

Texas - 1.6%             3,500   Houston, Texas, Water Conveyance System Contract, COP, Series J, 6.25% due
                                 12/15/2013 (a)                                                                             3,996
                         8,110   Lewisville, Texas, Independent School District, Capital Appreciation and School
                                 Building, GO, Refunding, 4.67% due 8/15/2024 (c)(l)                                        3,541
                         1,500   North Texas Thruway Authority, Dallas North Thruway System Revenue Bonds, Series A,
                                 5% due 1/01/2035 (e)                                                                       1,538
                         2,065   Texas State Department of Housing and Community Affairs, S/F Mortgage Revenue Bonds,
                                 AMT, Series A, 5.45% due 9/01/2023 (d)(g)                                                  2,105
                         2,700   Texas State Department of Housing and Community Affairs, S/F Mortgage Revenue Bonds,
                                 AMT, Series A, 5.50% due 3/01/2026 (d)(g)                                                  2,749

Utah - 1.9%              9,535   Utah Transit Authority, Sales Tax and Transportation Revenue Bonds (Salt Lake County
                                 Light Rail Transit Project), 5.375% due 12/15/2007 (e)(h)                                  9,664
                         2,515   Utah Water Finance Agency Revenue Bonds (Pooled Loan Financing Program), Series A,
                                 5.75% due 10/01/2015 (a)                                                                   2,663
                         3,770   Utah Water Finance Agency Revenue Bonds (Pooled Loan Financing Program), Series A,
                                 6% due 10/01/2020 (a)                                                                      4,016

Vermont - 0.2%           1,300   Vermont HFA, Revenue Refunding Bonds, AMT, Series C, 5.50% due 11/01/2038 (e)              1,334

Washington - 0.9%        7,225   Chelan County, Washington, Public Utility District Number 001, Consolidated Revenue
                                 Bonds (Chelan Hydro System), AMT, Series A, 5.45% due 7/01/2037 (a)                        7,432

West Virginia - 1.5%    12,250   Pleasants County, West Virginia, PCR, Refunding (Potomac-Pleasants), Series C,
                                 6.15% due 5/01/2015 (a)                                                                   12,621

Wisconsin - 1.4%         9,000   Superior, Wisconsin, Limited Obligation Revenue Refunding Bonds (Midwest Energy
                                 Resources), Series E, 6.90% due 8/01/2021 (c)                                             11,445
                           670   Wisconsin State, GO, AMT, Series B, 6.50% due 5/01/2025 (g)                                  671

                                 Total Municipal Bonds (Cost - $684,342) - 83.1%                                          717,477



                          Face
State                   Amount   Municipal Bonds Held in Trust (m)
California - 3.6%    $  12,040   Mount Diablo, California, Unified School District, GO (Election of 2002), 5%
                                 due 7/01/2027 (c)                                                                         12,517
                         7,500   San Jose, California, Financing Authority, Lease Revenue Refunding Bonds (Civic
                                 Center Project), Series B, 5% due 6/01/2032 (a)                                            7,665
                        10,000   Washington, California, Unified School District, 5.125% due 8/01/2037 (a)                 10,363

Florida - 4.6%          15,000   Miami-Dade County, Florida, Aviation Revenue Refunding Bonds (Miami International
                                 Airport), AMT, Series A, 5% due 10/01/2039 (g)                                            15,021
                        14,600   Miami-Dade County, Florida, Aviation Revenue Refunding Bonds (Miami International
                                 Airport), AMT, Series A, 5% due 10/01/2040 (k)                                            14,607
                        10,000   Tallahassee, Florida, Energy System Revenue Bonds, 5% due 10/01/2037 (g)                  10,269

Illinois - 3.4%         17,690   Chicago, Illinois, O'Hare International Airport Revenue Bonds, Third Lien, AMT,
                                 Series B-2, 6% due 1/01/2027 (g)                                                          19,156
                        10,000   Illinois Municipal Electric Agency, Power Supply Revenue Bonds, Series A, 5% due
                                 2/01/2035 (c)                                                                             10,308

Maryland - 2.6%         21,640   Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Senior Series A, 5.25%
                                 due 9/01/2039 (k)                                                                         22,659

Michigan - 1.6%         13,145   Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds (Detroit
                                 Edison Company Pollution Control Project), AMT, Series A, 5.50% due 6/01/2030 (k)         13,738

Nebraska - 1.4%         11,300   Public Power Generation Agency, Nebraska Revenue Bonds (Whelan Energy Center
                                 Unit 2-A), 5% due 1/01/2025 (a)                                                           11,828

New Jersey - 1.6%       13,500   New Jersey State Turnpike Authority, Turnpike Revenue Bonds, Series C, 5% due
                                 1/01/2030 (e)                                                                             13,998

New York - 3.7%         13,925   New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds,
                                 Series A, 5.25% due 10/15/2027 (a)                                                        14,765
                        16,830   New York State Thruway Authority, General Revenue Refunding Bonds, Series G, 5%
                                 due 1/01/2032 (e)                                                                         17,442

Texas - 4.3%            35,950   Dallas-Fort Worth, Texas, International Airport Revenue Bonds, AMT, Series A, 6%
                                 due 11/01/2028 (c)                                                                        37,282

                                 Total Municipal Bonds Held in Trust (Cost - $233,499) - 26.8%                            231,618



                        Shares
                          Held   Mutual Funds (f)
                           300   BlackRock California Insured Municipal 2008 Term Trust, Inc.                               4,515
                           810   BlackRock Insured Municipal 2008 Term Trust, Inc.                                         12,312
                           205   BlackRock Insured Municipal Term Trust, Inc.                                               2,036

                                 Total Mutual Funds (Cost - $21,127) - 2.2%                                                18,863



                                 Short-Term Securities
                         2,217   Merrill Lynch Institutional Tax-Exempt Fund, 3.67% (f)(i)                                  2,217

                                 Total Short-Term Securities (Cost - $2,217) - 0.2%                                         2,217

                                 Total Investments (Cost - $941,185*) - 112.3%                                            970,175
                                 Other Assets Less Liabilities - 1.2%                                                      10,386
                                 Liability for Trust Certificates, Including Interest Expense Payable - (13.5%)         (117,006)
                                                                                                                     ------------
                                 Net Assets - 100.0%                                                                 $    863,555
                                                                                                                     ============


  * The cost and unrealized appreciation (depreciation) of investments as of September 30, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                 $        824,698
                                                   ================
    Gross unrealized appreciation                  $         34,801
    Gross unrealized depreciation                           (5,238)
                                                   ----------------
    Net unrealized appreciation                    $         29,563
                                                   ================

(a) AMBAC Insured.

(b) Escrowed to maturity.

(c) FGIC Insured.

(d) FNMA/GNMA Collateralized.

(e) FSA Insured.

(f) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                         Purchase  Sales   Realized   Dividend
    Affiliate                              Cost     Cost     Gain      Income

    BlackRock California Insured
      Municipal 2008 Term Trust, Inc.       -        -        -        $    49
    BlackRock Insured Municipal 2008
      Term Trust, Inc.                      -        -        -        $   148
    BlackRock Insured Municipal Term
      Trust, Inc.                           -        -        -        $    19
    Merrill Lynch Institutional
      Tax-Exempt Fund                       -     $ 1,020*    -        $    85

    * Represents net sales cost.


(g) MBIA Insured.

(h) Prerefunded.

(i) Represents the current yield as of September 30, 2007.

(j) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.

(k) XL Capital Insured.

(l) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.

(m) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates.
    These securities serve as collateral in a financing transaction.

o Forward interest rate swaps outstanding as of September 30, 2007 were as follows:


                                                    Notional      Unrealized
                                                     Amount      Depreciation

    Pay a fixed rate of 4.037% and receive a floating rate based on 1-week (SIFMA)
    Municipal Swap Index Rate

      Broker, JPMorgan Chase
      Expires August 2022                           $19,000         $(300)




BlackRock Municipal Bond Fund, Inc. - BlackRock National Municipal Fund


Schedule of Investments as of September 30, 2007 (Unaudited)                                                       (in Thousands)

                          Face
State                    Amount   Municipal Bonds                                                                        Value
Alabama - 0.9%      $    3,820   Alabama Incentives Financing Authority, Special Obligation Revenue Refunding
                                 Bonds, Series A, 6% due 10/01/2029 (c)                                              $      4,046
                         3,525   Jefferson County, Alabama, Public Building Authority, Lease Revenue Bonds,
                                 5.125% due 4/01/2021 (c)                                                                   3,746
                           500   Mobile, Alabama, IDB, Environmental Improvement Revenue Refunding Bonds
                                 (International Paper Company Project), AMT, Series A, 6.35% due 5/15/2016                    519
                         2,500   Selma, Alabama, IDB, Environmental Improvement Revenue Refunding Bonds
                                 (International Paper Company Project), AMT, Series A, 6.70% due 2/01/2018                  2,622
                         3,400   Tuscaloosa, Alabama, Special Care Facilities Financing Authority, Residential
                                 Care Facility Revenue Bonds (Capstone Village, Inc. Project), Series A, 5.875%
                                 due 8/01/2036                                                                              3,383

Alaska - 0.3%            3,860   Anchorage, Alaska, School, GO, Series B, 5.875% due 12/01/2010 (d)(n)                      4,126

Arizona - 2.4%           4,000   Arizona Health Facilities Authority Revenue Bonds (Catholic Healthcare West),
                                 Series A, 6.625% due 7/01/2020                                                             4,351
                         3,100   Maricopa County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools
                                 Project 1), Series A, 6.75% due 7/01/2029                                                  3,024
                         1,625   Maricopa County, Arizona, IDA, Health Facilities Revenue Refunding Bonds
                                 (Catholic Healthcare West Project), Series A, 5% due 7/01/2021                             1,640
                         1,000   Maricopa County, Arizona, Pollution Control Corporation, PCR, Refunding (Public
                                 Service Company of New Mexico Project), Series A, 6.30% due 12/01/2026                     1,012
                           190   Peoria, Arizona, Improvement District Number 8801, Special Assessment Bonds, 7.30%
                                 due 1/01/2009                                                                                193
                           395   Peoria, Arizona, Improvement District Number 8801, Special Assessment Bonds, 7.30%
                                 due 1/01/2011                                                                                402
                           430   Peoria, Arizona, Improvement District Number 8802, Special Assessment Bonds, 7.20%
                                 due 1/01/2010                                                                                438
                           510   Peoria, Arizona, Improvement District Number 8802, Special Assessment Bonds, 7.20%
                                 due 1/01/2013                                                                                519
                         2,330   Phoenix, Arizona, Civic Improvement Corporation, Municipal Facilities, Excise Tax
                                 Revenue Bonds, 5.75% due 7/01/2010 (d)(n)                                                  2,487
                         3,685   Phoenix, Arizona, IDA, Airport Facility, Revenue Refunding Bonds (America West
                                 Airlines Inc. Project), AMT, 6.30% due 4/01/2023                                           3,702
                           500   Pinal County, Arizona, IDA, Wastewater Revenue Bonds (San Manuel Facilities Project),
                                 AMT, 6.25% due 6/01/2026                                                                     531


Portfolio Abbreviations


To simplify the listings of BlackRock Municipal Bond Fund, Inc. - BlackRock National Municipal Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT        Alternative Minimum Tax (subject to)
CARS       Complementary Auction Rate Securities
COP        Certificates of Participation
DRIVERS    Derivative Inverse Tax-Exempt Receipts
EDA        Economic Development Authority
GO         General Obligation Bonds
HFA        Housing Finance Agency
IDA        Industrial Development Authority
IDB        Industrial Development Board
IDR        Industrial Development Revenue Bonds
M/F        Multi-Family
PARS       Periodic Auction Rate Securities
PCR        Pollution Control Revenue Bonds
S/F        Single-Family
VRDN       Variable Rate Demand Notes



BlackRock Municipal Bond Fund, Inc. - BlackRock National Municipal Fund


Schedule of Investments as of September 30, 2007 (concluded)                                                       (in Thousands)

                          Face
State                    Amount   Municipal Bonds                                                                        Value
Arizona             $      391   Prescott Valley, Arizona, Improvement District, Special Assessment Bonds
(concluded)                      (Sewer Collection System Roadway Repair), 7.90% due 1/01/2012                       $        402
                         6,000   Salt River Project, Arizona, Agriculture Improvement and Power District,
                                 Electric System Revenue Refunding Bonds, Series A, 5.125% due 1/01/2023                    6,285
                         3,515   Tucson, Arizona, IDA, Senior Living Facilities Revenue Bonds (Christian Care
                                 Tucson Inc. Project), Series A, 6.125% due 7/01/2010 (k)(n)                                3,782
                         1,000   University of Arizona, COP (University of Arizona Parking and Student Housing),
                                 5.75% due 6/01/2009 (c)(n)                                                                 1,037
                         2,915   University of Arizona, COP (University of Arizona Projects), Refunding, Series A,
                                 5.50% due 6/01/2012 (c)(n)                                                                 3,154
                           265   University of Arizona, COP (University of Arizona Projects), Refunding, Series A,
                                 5.50% due 6/01/2018 (c)                                                                      284
                         3,000   Vistancia Community Facilities District, Arizona, GO, 6.75% due 7/15/2022                  3,224
                         2,125   Vistancia Community Facilities District, Arizona, GO, 5.75% due 7/15/2024                  2,211

Arkansas - 0.1%            250   Arkansas State Student Loan Authority Revenue Bonds, AMT, Sub-Series B, 7.25%
                                 due 6/01/2009                                                                                254
                           200   Jonesboro, Arkansas, Residential Housing and Health Care Facilities Board, Hospital
                                 Revenue Refunding Bonds (Saint Bernards Regional Medical Center), Series B, 5.90%
                                 due 7/01/2016 (c)                                                                            202
                           250   North Little Rock, Arkansas, Health Facilities Board, Health Care Revenue Bonds
                                 (Baptist Health), 5.50% due 7/01/2016                                                        258
                           500   Pine Bluff, Arkansas, Environmental Improvement Revenue Refunding Bonds
                                 (International Paper Company Project), AMT, Series A, 6.70% due 8/01/2020                    522
                           250   University of Central Arkansas, Housing System Revenue Bonds, 6.50% due
                                 1/01/2010 (h)(n)                                                                             270

California - 18.8%       2,500   Agua Caliente Band of Cahuilla Indians, California, Casino Revenue Bonds, 6%
                                 due 7/01/2018                                                                              2,629
                        12,000   Antelope Valley, California, Health Care District Revenue Bonds, Series A,
                                 5.25% due 9/01/2017                                                                       12,327
                        33,000   Bay Area Toll Authority, California, Toll Bridge Revenue Refunding Bonds
                                 (San Francisco Bay Area), Series F, 5% due 4/01/2031                                      34,262
                         3,000   California Pollution Control Financing Authority, Solid Waste Disposal Revenue
                                 Bonds (Waste Management Inc. Project), AMT, Series A-2, 5.40% due 4/01/2025                3,022
                         4,150   California Pollution Control Financing Authority, Solid Waste Disposal Revenue
                                 Refunding Bonds (Republic Services Inc. Project), AMT, Series C, 5.25% due 6/01/2023       4,269
                         5,000   California Pollution Control Financing Authority, Solid Waste Disposal Revenue
                                 Refunding Bonds (Waste Management Inc. Project), AMT, Series A, 5% due 1/01/2022           4,910
                         4,970   California Rural Home Mortgage Finance Authority, S/F Mortgage Revenue Bonds
                                 (Mortgage-Backed Securities Program), AMT, Sub-Series FH-1, 5.50% due 8/01/2047            5,236
                            45   California Rural Home Mortgage Finance Authority, S/F Mortgage Revenue Refunding
                                 Bonds (Mortgage-Backed Securities Program), AMT, Series A-2, 7% due 9/01/2029 (f)(g)          46
                             5   California State, GO, 5.25% due 4/01/2029                                                      5
                            15   California State, GO, Refunding, 5.75% due 5/01/2010 (n)                                      16
                           115   California State, GO, Refunding, 5.75% due 5/01/2030                                         122
                        18,330   California State, GO, Refunding, 5% due 6/01/2032                                         18,689
                        10,000   California State, Various Purpose, GO, 5.25% due 11/01/2027                               10,499
                        14,100   California State, Various Purpose, GO, 5.50% due 11/01/2033                               14,928
                         9,880   California Statewide Communities Development Authority, Health Facility Revenue
                                 Bonds (Memorial Health Services), Series A, 6% due 10/01/2023                             10,571
                        12,895   Chabot-Las Positas, California, Community College District, GO (Election of 2004),
                                 Series B, 5% due 8/01/2031 (c)                                                            13,446
                         1,080   Chula Vista, California, Community Facilities District Number 06-1, Special Tax
                                 Bonds (Eastlake Woods Area), Series A, 6.05% due 9/01/2020                                 1,135
                         2,965   Chula Vista, California, Community Facilities District Number 06-1, Special Tax
                                 Bonds (Eastlake Woods Area), Series A, 6.15% due 9/01/2026                                 3,104
                        10,000   Chula Vista, California, IDR, Refunding (San Diego Gas & Electric Co.), AMT,
                                 Series C, 5.25% due 12/01/2027                                                            10,213
                         1,585   Contra Costa County, California, Special Tax Bonds (Community Facilities District
                                 Number 2001-01), 6% due 9/01/2026                                                          1,646
                         1,200   Contra Costa County, California, Special Tax Bonds (Community Facilities District
                                 Number 2001-01), 6.10% due 9/01/2031                                                       1,242
                         3,100   Elk Grove, California, Poppy Ridge Community Facilities Number 3 Special Tax,
                                 Series 1, 6% due 9/01/2008 (n)                                                             3,192
                        10,000   Fremont, California, Unified School District, Alameda County, GO (Election of 2002),
                                 Series B, 5% due 8/01/2028 (h)                                                            10,414
                        17,500   Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                                 Revenue Refunding Bonds, Senior Series A-1, 5.75% due 6/01/2047                           16,662
                        10,000   Long Beach, California, Harbor Revenue Bonds, AMT, Series A, 5.25% due 5/15/2023 (d)      10,344
                        12,730   Los Angeles County, California, Metropolitan Transportation Authority, Sales
                                 Tax Revenue Refunding Bonds, Proposition A, First Tier Senior-Series A, 5%
                                 due 7/01/2035 (c)                                                                         13,184
                        20,000   Metropolitan Water District of Southern California, Waterworks Revenue Bonds,
                                 Series A, 5% due 7/01/2037                                                                20,830
                        10,000   Metropolitan Water District of Southern California, Waterworks Revenue Refunding
                                 Bonds, Series B, 5% due 7/01/2035                                                         10,358
                         1,100   Poway, California, Unified School District, Special Tax Bonds (Community District
                                 Number 6), Series A, 6.05% due 9/01/2025                                                   1,132
                         8,000   Rancho Mirage, California, Joint Powers Financing Authority Revenue Bonds (Eisenhower
                                 Medical Center), Series A, 5% due 7/01/2038                                                7,968
                         2,695   Riverside, California, Improvement Bond Act of 1915, Special Assessment (Riverwalk
                                 Assessment District), 6.375% due 9/02/2026                                                 2,838
                         3,915   Roseville, California, Special Tax Bonds (Fiddyment Ranch Community Facilities
                                 Number 1), 5.125% due 9/01/2026                                                            3,784
                         1,125   Roseville, California, Special Tax Bonds (Stoneridge Community Facilities Number 1),
                                 6% due 9/01/2011 (n)                                                                       1,238
                         1,250   Roseville, California, Special Tax Bonds (Stoneridge Community Facilities Number 1),
                                 6.20% due 9/01/2011 (n)                                                                    1,385
                         2,500   Roseville, California, Special Tax Bonds (Stoneridge Community Facilities Number 1),
                                 6.30% due 9/01/2011 (n)                                                                    2,779
                         2,200   Sacramento, California, Special Tax (North Natomas Community Facilities),
                                 Series 01-03, 6% due 9/01/2028                                                             2,258
                         2,270   Sacramento, California, Special Tax (North Natomas Community Facilities), Series 4-C,
                                 6% due 9/01/2028                                                                           2,350
                        10,000   San Diego, California, Public Facilities Financing Authority, Subordinated Water
                                 Revenue Refunding Bonds, 5% due 8/01/2032 (j)                                             10,214
                         6,000   San Francisco, California, Bay Area Rapid Transit District, GO (Election of 2004),
                                 Series B, 5% due 8/01/2035                                                                 6,260
                         5,865   San Francisco, California, Bay Area Rapid Transit District, Sales Tax Revenue
                                 Refunding Bonds, Series A, 4.25% due 7/01/2036 (h)                                         5,378
                         5,000   San Francisco, California, City and County Redevelopment Agency Revenue Bonds
                                 (Community Facilities District Number 6 - Mission), 6% due 8/01/2021                       5,134
                         2,500   San Francisco, California, City and County Redevelopment Agency Revenue Bonds, GO
                                 (Community Facilities District Number 6 - Mission), Series A, 6% due 8/01/2025             2,549
                         1,075   San Francisco, California, Uptown Parking Corporation, Parking Revenue Bonds
                                 (Union Square), 6% due 7/01/2020 (j)                                                       1,175
                         1,030   Santa Margarita, California, Water District, Special Tax Refunding Bonds (Community
                                 Facilities District Number 99), Series 1, 6.20% due 9/01/2009 (n)                          1,101
                         2,950   Santa Margarita, California, Water District, Special Tax Refunding Bonds (Community
                                 Facilities District Number 99), Series 1, 6.25% due 9/01/2009 (n)                          3,146
                         2,650   Santa Margarita, California, Water District, Special Tax Refunding Bonds (Community
                                 Facilities District Number 99), Series 1, 6.20% due 9/01/2020                              2,754
                         4,500   Southern California HFA, S/F Mortgage Revenue Bonds, AMT, Series A, 5.80% due
                                 12/01/2049 (f)(g)                                                                          4,838
                         2,000   Tustin, California, Community Facilities District Number 07-1, Special Tax Bonds
                                 (Tustin Legacy), 6% due 9/01/2037                                                          2,057

Colorado - 1.8%            500   Boulder County, Colorado, Hospital Development Revenue Bonds (Longmont United
                                 Hospital Project), 6% due 12/01/2010 (k)(n)                                                  536
                           225   Colorado HFA, Revenue Bonds (S/F Program), Series B-3, 6.55% due 10/01/2016                  230
                           255   Colorado HFA, Revenue Refunding Bonds (S/F Program), AMT, Senior Series A-2, 7.50%
                                 due 4/01/2031                                                                                263
                            90   Colorado HFA, Revenue Refunding Bonds (S/F Program), AMT, Senior Series A-3, 7.35%
                                 due 10/01/2030                                                                                93
                           100   Colorado HFA, Revenue Refunding Bonds (S/F Program), AMT, Senior Series B-2, 7.10%
                                 due 4/01/2017                                                                                103
                           760   Colorado HFA, Revenue Refunding Bonds (S/F Program), AMT, Senior Series B-2, 7.25%
                                 due 10/01/2031                                                                               811
                            35   Colorado HFA, Revenue Refunding Bonds (S/F Program), AMT, Senior Series B-3, 6.80%
                                 due 11/01/2028                                                                                36
                           275   Colorado HFA, Revenue Refunding Bonds (S/F Program), AMT, Senior Series C-2, 7.25%
                                 due 10/01/2031 (e)                                                                           279
                           475   Colorado HFA, Revenue Refunding Bonds (S/F Program), AMT, Senior Series C-3, 6.75%
                                 due 10/01/2021 (e)                                                                           514
                           100   Colorado HFA, Revenue Refunding Bonds (S/F Program), AMT, Senior Series C-3, 7.15%
                                 due 10/01/2030 (e)                                                                           101
                         2,500   Colorado Health Facilities Authority, Revenue Refunding Bonds (Catholic Health
                                 Initiatives), 5.50% due 9/01/2011 (n)                                                      2,671
                         1,000   Colorado Health Facilities Authority, Revenue Refunding Bonds (Christian Living
                                 Communities Project), Series A, 5.75% due 1/01/2037                                          964
                           350   Colorado Water Resource and Power Development Authority, Small Water Resources
                                 Revenue Bonds, Series A, 5.80% due 11/01/2010 (d)(n)                                         373
                           200   Colorado Water Resource and Power Development Authority, Small Water Resources
                                 Revenue Bonds, Series A, 5.80% due 11/01/2020 (d)                                            212
                         7,560   Elk Valley, Colorado, Public Improvement Revenue Bonds (Public Improvement Fee),
                                 Series A, 7.35% due 9/01/2031                                                              7,882
                           880   Elk Valley, Colorado, Public Improvement Revenue Bonds (Public Improvement Fee),
                                 Series B, 7.45% due 9/01/2031                                                                920
                         3,685   Larimer County, Colorado, Poudre School District Number R-1, GO, 6% due
                                 12/15/2010 (d)(n)                                                                          3,959
                         7,700   Plaza Metropolitan District Number 1, Colorado, Tax Allocation Revenue Bonds
                                 (Public Improvement Fees), 8% due 12/01/2025                                               8,315
                         1,910   Plaza Metropolitan District Number 1, Colorado, Tax Allocation Revenue Bonds
                                 (Public Improvement Fees), 8.125% due 12/01/2025                                           1,899

Connecticut - 1.7%       1,000   Connecticut State Development Authority, Governmental Lease Revenue Bonds, 6.60%
                                 due 6/15/2014 (j)                                                                          1,002
                         1,250   Connecticut State Development Authority, Water Facility Revenue Bonds (Bridgeport
                                 Hydraulic Company), AMT, 6.15% due 4/01/2035 (c)                                           1,277
                           960   Connecticut State, HFA, Revenue Refunding Bonds (Housing Mortgage Finance Program),
                                 Series C-1, 6.30% due 11/15/2017                                                             985
                         1,000   Connecticut State Health and Educational Facilities Authority Revenue Bonds
                                 (Bridgeport Hospital), Series A, 6.625% due 7/01/2018 (j)                                  1,004
                         1,500   Connecticut State Health and Educational Facilities Authority Revenue Bonds
                                 (Waterbury Hospital Issue), Series C, 5.75% due 7/01/2020 (k)                              1,543
                         1,000   Connecticut State Health and Educational Facilities Authority Revenue Bonds
                                 (Westover School), Series A, 5.70% due 7/01/2010 (k)(n)                                    1,030
                        12,685   Connecticut State Health and Educational Facilities Authority, Revenue Refunding
                                 Bonds (Eastern Connecticut Health Network), Series A, 6.50% due 7/01/2010 (k)(n)          13,728
                         5,710   Connecticut State Health and Educational Facilities Authority, Revenue Refunding
                                 Bonds (University of Hartford), Series E, 5.50% due 7/01/2022 (k)                          5,951
                           545   Connecticut State Higher Education Supplemental Loan Authority, Revenue Bonds
                                 (Family Education Loan Program), AMT, Series A, 5.50% due 11/15/2020 (j)                     548
                           860   Waterbury, Connecticut, GO, 6% due 2/01/2009 (k)(n)                                          896

Delaware - 0.1%          1,685   New Castle County, Delaware, PCR (General Motors Corporation Project), VRDN, 7%
                                 due 10/01/2008 (r)                                                                         1,685

Florida - 6.8%           5,500   Alachua County, Florida, IDR (North Florida Retirement Village), Refunding,
                                 5.875% due 11/15/2036                                                                      5,556
                         1,975   Anthem Park Community Development District, Florida, Capital Improvement Revenue
                                 Bonds, 5.80% due 5/01/2036                                                                 1,857
                         2,000   Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue
                                 Bonds, Series A, 5.125% due 5/01/2038                                                      1,695
                         1,500   Ave Maria Stewardship Community District, Florida, Revenue Bonds, 4.80% due
                                 11/01/2012                                                                                 1,419
                         1,645   Ballantrae, Florida, Community Development District, Capital Improvement Revenue
                                 Bonds, 6% due 5/01/2035                                                                    1,782
                         4,900   Bartram Springs Community Development District, Florida, Special Assessment
                                 Refunding Bonds, 4.75% due 5/01/2034                                                       3,980
                         1,755   Beacon Tradeport Community, Florida, Development District, Special Assessment
                                 Revenue Refunding Bonds (Commercial Project), Series A, 5.25% due 5/01/2016 (k)            1,826
                         2,500   CFM Community Development District, Florida, Capital Improvement Revenue Bonds,
                                 Series B, 5.875% due 5/01/2014                                                             2,470
                         2,725   Duval County, Florida, School Board, COP, 5.75% due 7/01/2017 (h)                          2,820
                         5,350   Fiddlers Creek, Florida, Community Development District Number 2, Special
                                 Assessment Revenue Bonds, Series A, 6.375% due 5/01/2035                                   5,418
                         1,020   Fiddlers Creek, Florida, Community Development District Number 2, Special
                                 Assessment Revenue Bonds, Series B, 5.75% due 5/01/2013                                    1,025
                         7,000   Halifax Hospital Medical Center, Florida, Hospital Revenue Refunding and
                                 Improvement Bonds, Series A, 5.25% due 6/01/2026                                           7,131
                         1,135   Highland Meadows Community Development District, Florida, Special Assessment Bonds,
                                 Series A, 5.50% due 5/01/2036                                                              1,022
                         5,000   Hillsborough County, Florida, IDA, Exempt Facilities Revenue Bonds (National
                                 Gypsum Company), AMT, Series A, 7.125% due 4/01/2030                                       5,248
                        16,845   Hillsborough County, Florida, IDA, Hospital Revenue Bonds (Tampa General Hospital
                                 Project), 5.25% due 10/01/2041                                                            16,905
                         2,000   Lee County, Florida, IDA, Health Care Facilities, Revenue Refunding Bonds
                                 (Shell Point/Alliance Obligor Group), 5% due 11/15/2029                                    1,883
                         1,140   Lexington Oaks, Florida, Community Development District, Special Assessment Revenue
                                 Bonds, Series A, 6.70% due 5/01/2033                                                       1,240
                           950   Mediterra, Florida, South Community Development District, Capital Improvement
                                 Revenue Bonds, 6.85% due 5/01/2031                                                         1,020
                         2,500   Middle Village Community Development District, Florida, Special Assessment Bonds,
                                 Series A, 6% due 5/01/2035                                                                 2,483
                         6,625   Midtown Miami, Florida, Community Development District, Special Assessment Revenue
                                 Bonds, Series A, 6.25% due 5/01/2037                                                       6,580
                         1,000   New River Community Development District, Florida, Capital Improvement Revenue Bonds,
                                 Series B, 5% due 5/01/2013                                                                   951
                         1,565   Old Palm Community Development District, Florida, Special Assessment Bonds (Palm
                                 Beach Gardens), Series B, 5.375% due 5/01/2014                                             1,566
                         3,500   Orange County, Florida, HFA, M/F Housing Revenue Bonds (Loma Vista Project),
                                 Series G, 5.50% due 3/01/2032                                                              3,527
                         1,000   Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                                 (Orlando Regional Healthcare), 5.70% due 7/01/2026                                           994
                         1,000   Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                                 (Orlando Regional Healthcare), Series B, 5.125% due 11/15/2039                             1,004
                         5,000   Panther Trace Community Development District II, Florida, Special Assessment
                                 Revenue Bonds, 5.125% due 11/01/2013                                                       4,767
                         5,000   Panther Trace Community Development District II, Florida, Special Assessment
                                 Revenue Bonds, Series A, 5.60% due 5/01/2035                                               4,606
                           960   Park Place Community Development District, Florida, Special Assessment Revenue
                                 Bonds, 6.75% due 5/01/2032                                                                 1,024
                         2,300   Park Place Community Development District, Florida, Special Assessment Revenue
                                 Bonds, 6.375% due 5/01/2034                                                                2,379
                         2,000   Saint Lucie, Florida, West Services District, Utility Revenue Refunding Bonds,
                                 Senior Lien, 6% due 10/01/2022 (j)                                                         2,160
                           780   Sarasota County, Florida, Health Facilities Authority, Retirement Facility Revenue
                                 Refunding Bonds (Village on the Isle Project), 5.50% due 1/01/2027                           768
                         1,645   Sarasota County, Florida, Health Facilities Authority, Retirement Facility Revenue
                                 Refunding Bonds (Village on the Isle Project), 5.50% due 1/01/2032                         1,581
                         2,875   Somerset Community Development District, Florida, Capital Improvement Revenue Bonds,
                                 5% due 5/01/2015                                                                           2,792
                           305   Sterling Hill, Florida, Community Development District, Capital Improvement Revenue
                                 Refunding Bonds, Series B, 5.50% due 11/01/2010                                              305
                           180   Stoneybrook West, Florida, Community Development District, Special Assessment Revenue
                                 Bonds, Series B, 6.45% due 5/01/2010                                                         182
                         1,190   Tern Bay Community Development District, Florida, Capital Improvement Revenue
                                 Refunding Bonds, Series B, 5% due 5/01/2015                                                1,101
                         2,185   Tuscany Reserve Community Development District, Florida, Capital Improvement
                                 Revenue Bonds, Series B, 5.25% due 5/01/2016                                               2,041
                         3,520   University of South Florida Financing Corporation, COP (Master Lease Program),
                                 Refunding, Series A, 5.375% due 7/01/2022 (c)                                              3,753
                         1,650   Watergrass Community Development District, Florida, Special Assessment Revenue
                                 Bonds, Series B, 4.875% due 11/01/2010                                                     1,600

Georgia - 2.3%           5,000   Atlanta, Georgia, Tax Allocation Bonds (Atlantic Station Project), 7.90% due
                                 12/01/2011 (n)                                                                             5,869
                         2,285   Brunswick and Glynn County, Georgia, Development Authority, First Mortgage
                                 Revenue Bonds (Coastal Community Retirement Corporation Project), Series A,
                                 7.125% due 1/01/2025 (p)                                                                   1,763
                         4,555   Brunswick and Glynn County, Georgia, Development Authority, First Mortgage Revenue
                                 Bonds (Coastal Community Retirement Corporation Project), Series A, 7.25% due
                                 1/01/2035 (p)                                                                              3,492
                         5,210   College Park, Georgia, Business and IDA Revenue Bonds (Civic Center Project),
                                 5.75% due 9/01/2010 (c)(n)                                                                 5,620
                         1,940   Fulton County, Georgia, Development Authority, PCR (General Motors Corporation),
                                 Refunding, VRDN, 7% due 4/01/2010 (r)                                                      1,940
                         3,450   Fulton County, Georgia, Development Authority Revenue Bonds (Morehouse College
                                 Project), 5.875% due 12/01/2010 (c)(n)                                                     3,683
                         2,250   Fulton County, Georgia, Residential Care Facilities, Revenue Refunding Bonds
                                 (Canterbury Court Project), Series A, 6% due 2/15/2022                                     2,260
                         4,350   Gainesville, Georgia, Redevelopment Authority, Educational Facilities Revenue
                                 Refunding Bonds (Riverside Military Academy), 5.125% due 3/01/2027                         4,220
                         1,800   Gainesville, Georgia, Redevelopment Authority, Educational Facilities Revenue
                                 Refunding Bonds (Riverside Military Academy), 5.125% due 3/01/2037                         1,705
                         1,500   Milledgeville-Baldwin County, Georgia, Development Authority Revenue Bonds
                                 (Georgia College and State University Foundation), 6% due 9/01/2014 (n)                    1,722
                         5,000   Rockdale County, Georgia, Development Authority Revenue Bonds (Visy Paper Project),
                                 AMT, Series A, 6.125% due 1/01/2034                                                        5,006

Illinois - 6.7%          1,000   Bolingbrook, Illinois, Special Services Area Number 1, Special Tax Bonds (Forest
                                 City Project), 5.90% due 3/01/2027                                                         1,038
                             3   Chicago, Illinois, Board of Education, GO, DRIVERS, Series 199, 7.281% due
                                 12/01/2020 (c)(m)                                                                              3
                        26,800   Chicago, Illinois, O'Hare International Airport Revenue Bonds, Third Lien, AMT,
                                 Series B-2, 6% due 1/01/2029 (l)                                                          28,984
                           350   Chicago, Illinois, Park District, GO, Refunding, Series B, 5.75% due 1/01/2015 (d)           372
                           230   Chicago, Illinois, Park District, Limited Tax, GO, Series A, 5.75% due 1/01/2016 (d)         245
                           315   Chicago, Illinois, S/F Mortgage Revenue Bonds, AMT, Series A, 7.15% due 9/01/2031 (f)(g)     324
                         2,000   Chicago, Illinois, Special Assessment Bonds (Lake Shore East), 6.75% due 12/01/2032        2,108
                         3,210   Cicero, Illinois, GO, Refunding (Corporate Purpose), 6% due 12/01/2028 (j)                 3,407
                         7,000   Decatur, Illinois, GO, Refunding, 6% due 3/01/2008 (d)(n)                                  7,074
                        10,000   Hodgkins, Illinois, Environmental Improvement Revenue Bonds (Metro Biosolids
                                 Management LLC Project), AMT, 6% due 11/01/2023                                           10,131
                         3,140   Illinois Development Finance Authority Revenue Bonds (Community Rehabilitation
                                 Providers Facilities), Series A, 6.50% due 7/01/2022                                       3,365
                         1,750   Illinois State Finance Authority Revenue Bonds (Friendship Village of Schaumburg),
                                 Series A, 5.625% due 2/15/2037                                                             1,655
                         2,155   Illinois State Finance Authority Revenue Bonds (Landing At Plymouth Place Project),
                                 Series A, 6% due 5/15/2037                                                                 2,163
                         5,000   Illinois State Finance Authority, Revenue Refunding Bonds (Riverside Health System),
                                 PARS, VRDN, 6.25% due 11/15/2029 (k)(r)                                                    5,000
                         8,890   Illinois State, GO, 1st Series, 5.75% due 12/01/2015 (j)                                   9,439
                         3,745   Illinois State, GO, 1st Series, 5.75% due 12/01/2016 (j)                                   3,977
                         4,000   Illinois State, GO, 1st Series, 5.75% due 12/01/2017 (j)                                   4,249
                         3,000   Illinois State, Sales Tax Revenue Bonds, 6% due 6/15/2020                                  3,174
                         2,000   Illinois State, Sales Tax Revenue Refunding Bonds, Series Q, 6% due 6/15/2009              2,043
                         2,000   Lake County, Illinois, Forest Preservation District, GO (Land Acquisition and
                                 Development), 5.75% due 12/15/2010 (n)                                                     2,133
                        16,160   Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax Revenue
                                 Bonds (McCormick Place Expansion), Series A, 5.25% due 6/15/2042 (j)                      16,772
                           625   Naperville, Illinois, IDR (General Motors Corporation), Refunding, VRDN, 7% due
                                 12/01/2012 (r)                                                                               625
                         1,585   Village of Wheeling, Illinois, Revenue Bonds (North Milwaukee/Lake-Cook Tax Increment
                                 Financing (TIF) Redevelopment Project), 6% due 1/01/2025                                   1,560

Indiana - 0.5%           7,350   Indiana Bond Bank, Special Program Revenue Bonds (Town of Westfield and West Central
                                 Conservancy District Projects), Series A, 5.125% due 10/01/2022 (j)                        7,701

Iowa - 0.4%              1,000   Iowa City, Iowa, Sewer Revenue Bonds, 5.75% due 7/01/2021 (j)                              1,002
                         3,905   Iowa Finance Authority, Health Care Facilities, Revenue Refunding Bonds (Care
                                 Initiatives Project), 9.25% due 7/01/2011 (n)                                              4,701

Kansas - 0.7%            6,870   Sedgwick and Shawnee Counties, Kansas, S/F Mortgage Revenue Bonds (Mortgage-Backed
                                 Securities Program), AMT, Series B-2, 5.25% due 12/01/2038 (f)(g)                          7,192
                         1,425   Sedgwick and Shawnee Counties, Kansas, S/F Revenue Bonds, AMT, Series A-1, 6.95%
                                 due 6/01/2029 (i)                                                                          1,489
                         2,500   Wichita, Kansas, Hospital Facilities Revenue Refunding and Improvement Bonds,
                                 Series III, 6.25% due 11/15/2019                                                           2,695

Louisiana - 1.4%         2,000   Houma-Terrebonne Public Trust Financing Authority, Louisiana, S/F Mortgage Revenue
                                 Bonds (Mortgage-Backed Securities Program), 5.15% due 12/01/2040 (f)(g)                    2,091
                         5,000   Jefferson Parish, Louisiana, Finance Authority, S/F Mortgage Revenue Bonds, Series B,
                                 5.70% due 12/01/2048 (f)(g)                                                                5,446
                           370   Louisiana HFA, S/F Mortgage Revenue Bonds, AMT, Series D-2, 5.80% due 6/01/2020 (g)          373
                         7,000   Louisiana Local Government Environmental Facilities and Community Development
                                 Authority, Revenue Bonds (Capital Projects and Equipment Acquisition), Series A,
                                 6.30% due 7/01/2030 (c)                                                                    8,230
                         5,000   Louisiana Public Facilities Authority Revenue Bonds (University of New Orleans
                                 Research and Technology Foundation, Inc. - Student Housing Project), 5.25% due
                                 3/01/2037 (j)                                                                              5,265
                            45   Louisiana State, HFA, S/F Revenue Refunding Bonds (Home Ownership Program),
                                 Series B-2, AMT, 6.20% due 12/01/2029 (e)(g)                                                  45
                         2,000   Rapides Finance Authority, Louisiana, Environmental Improvement Revenue Bonds
                                 (International Paper Company Project), AMT, Series A, 6.55% due 11/15/2023                 2,076

Maine - 0.5%             8,635   Maine Finance Authority, Solid Waste Recycling Facilities Revenue Bonds (Great
                                 Northern Paper Project-Bowater), AMT, 7.75% due 10/01/2022                                 8,698

Maryland - 0.4%            500   Anne Arundel County, Maryland, Special Obligation Revenue Bonds (Arundel Mills
                                 Project), 7.10% due 7/01/2009 (n)                                                            538
                         1,000   Maryland State Community Development Administration, Department of Housing and
                                 Community Development, Housing Revenue Bonds, AMT, Series B, 6.15% due 1/01/2021           1,025
                         1,000   Maryland State Community Development Administration, Department of Housing and
                                 Community Development Revenue Bonds (Waters Landing II Apartments), AMT, Series A,
                                 5.875% due 8/01/2033                                                                       1,032
                         1,000   Maryland State Energy Financing Administration, Solid Waste Disposal Revenue Bonds,
                                 Limited Obligation (Wheelabrator Water Projects), AMT, 6.45% due 12/01/2016                1,022
                         3,200   Maryland State Health and Higher Educational Facilities Authority Revenue Bonds
                                 (King Farm Presbyterian Community), Series B, 5% due 1/01/2017                             3,126

Massachusetts - 1.2%       255   Massachusetts Educational Financing Authority, Education Loan Revenue Refunding
                                 Bonds, AMT, Issue E, 5.85% due 7/01/2014 (c)                                                 257
                         3,000   Massachusetts State Development Finance Agency Revenue Bonds (Linden Ponds, Inc.
                                 Facility), Series A, 5.75% due 11/15/2035                                                  2,938
                         3,850   Massachusetts State Health and Educational Facilities Authority Revenue Bonds
                                 (Medical Center of Central Massachusetts), CARS, Series B, 8.82% due 6/23/2022 (c)(m)      4,019
                         1,000   Massachusetts State Industrial Finance Agency, Higher Education Revenue Refunding
                                 Bonds (Hampshire College Project), 5.625% due 10/01/2007 (n)                               1,020
                           130   Massachusetts State Water Pollution Abatement Trust, Water Abatement Revenue Bonds,
                                 Series A, 6.375% due 2/01/2015                                                               130
                         1,600   Montachusett, Massachusetts, Regional Vocational Technical School District, GO,
                                 5.95% due 1/15/2020 (j)                                                                    1,696
                         9,000   Route 3 North Transit Improvement Association, Massachusetts, Lease Revenue
                                 Refunding Bonds, VRDN, Series B, 3.86% due 6/15/2033 (c)(r)                                9,000

Michigan - 1.7%          7,500   Delta County, Michigan, Economic Development Corporation, Environmental Improvement
                                 Revenue Refunding Bonds (Mead Westvaco-Escanaba), Series A, 6.25% due 4/15/2012 (n)        8,323
                           500   Dickinson County, Michigan, Economic Development Corporation, Environmental
                                 Improvement Revenue Refunding Bonds (International Paper Company Project), Series A,
                                 5.75% due 6/01/2016                                                                          523
                           585   Eastern Michigan University, General Revenue Refunding Bonds, 6% due 6/01/2010 (c)(n)        627
                           415   Eastern Michigan University, General Revenue Refunding Bonds, 6% due 6/01/2024 (c)           442
                         3,000   Flint, Michigan, Hospital Building Authority, Revenue Refunding Bonds (Hurley Medical
                                 Center), 6% due 7/01/2020                                                                  3,062
                         3,325   Macomb County, Michigan, Hospital Finance Authority, Hospital Revenue Bonds (Mount
                                 Clemens General Hospital), Series B, 5.875% due 11/15/2034                                 3,318
                         1,500   Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Mercy-Mount
                                 Clemens), Series A, 6% due 5/15/2009 (j)(n)                                                1,573
                        10,000   Michigan Tobacco Settlement Financing Authority, Tobacco Settlement Asset-Backed
                                 Revenue Bonds, Senior Series A, 6% due 6/01/2048                                           9,975

Minnesota - 0.8%           520   Anoka County, Minnesota, Solid Waste Disposal Revenue Bonds (Natural Rural Utilities),
                                 AMT, Series A, 6.95% due 12/01/2008                                                          523
                         1,000   Eden Prairie, Minnesota, M/F Housing Revenue Bonds (Rolling Hills Project),
                                 Series A, 6.15% due 8/20/2031 (i)                                                          1,080
                           470   Minneapolis and Saint Paul, Minnesota, Metropolitan Airports Commission, Airport
                                 Revenue Bonds, AMT, Sub-Series D, 5.75% due 1/01/2012 (d)                                    496
                           470   Minneapolis and Saint Paul, Minnesota, Metropolitan Airports Commission, Airport
                                 Revenue Bonds, AMT, Sub-Series D, 5.75% due 1/01/2014 (d)                                    494
                         2,060   Minneapolis and Saint Paul, Minnesota, Metropolitan Airports Commission, Airport
                                 Revenue Bonds, AMT, Sub-Series D, 5.75% due 1/01/2015 (d)                                  2,155
                         1,500   Minneapolis, Minnesota, Health Care System Revenue Bonds (Allina Health System),
                                 Series A, 5.70% due 11/15/2022                                                             1,573
                         2,665   Minneapolis, Minnesota, Health Care System Revenue Bonds (Allina Health System),
                                 Series A, 5.75% due 11/15/2032                                                             2,768
                         1,110   Ramsey County, Minnesota, Housing and Redevelopment Authority, M/F Housing Revenue
                                 Bonds (Hanover Townhouses Project), AMT, 6% due 7/01/2031                                  1,131
                         1,000   Saint Cloud, Minnesota, Health Care Revenue Refunding Bonds (Saint Cloud Hospital
                                 Obligation Group), Series A, 6.25% due 5/01/2020 (h)                                       1,070
                         1,500   Waconia, Minnesota, Health Care Facilities Revenue Bonds (Ridgeview Medical
                                 Center Project), Series A, 6.125% due 1/01/2010 (k)(n)                                     1,583

Mississippi - 0.4%       3,995   Mississippi Home Corporation, S/F Mortgage Revenue Bonds, Series A-1, 5.50% due
                                 6/01/2038 (f)(g)                                                                           4,290
                         1,700   Warren County, Mississippi, Environmental Improvement Revenue Refunding Bonds
                                 (International Paper Company Project), AMT, Series B, 6.75% due 8/01/2021                  1,780

Missouri - 0.6%          1,000   Fenton, Missouri, Tax Increment Revenue Refunding and Improvement Bonds (Gravois
                                 Bluffs Redevelopment Project), 5% due 4/01/2014                                            1,046
                         1,500   Kansas City, Missouri, IDA, First Mortgage Health Facilities Revenue Bonds
                                 (Bishop Spencer Place), Series A, 6.50% due 1/01/2035                                      1,548
                         6,435   Missouri State Housing Development Commission, S/F Mortgage Revenue Bonds
                                 (Homeownership Loan Program), AMT, Series E-1, 5.60% due 3/01/2037 (g)                     6,921

Montana - 0.6%           3,000   Montana State Board of Housing, S/F Mortgage Revenue Refunding Bonds, AMT,
                                 Series A-2, 5.50% due 6/01/2037                                                            3,166
                         6,000   Montana State Higher Education, Student Assistance Corporation, Student Loan
                                 Revenue Refunding Bonds, AMT, Sub-Series B, 6.40% due 12/01/2032                           6,217

Nevada - 3.3%            3,500   Clark County, Nevada, Airport Revenue Bonds (Jet Aviation Fuel Tax), AMT,
                                 Series C, 5.375% due 7/01/2020 (c)                                                         3,659
                         1,525   Clark County, Nevada, Improvement District Number 142, Special Assessment Bonds,
                                 6.375% due 8/01/2023                                                                       1,575
                           165   Elko, Nevada, GO (Airport Improvement), AMT, Series B, 6.10% due 10/01/2014 (j)              167
                           245   Elko, Nevada, GO (Airport Improvement), AMT, Series B, 6.30% due 10/01/2019 (j)              248
                           320   Elko, Nevada, GO (Airport Improvement), AMT, Series B, 6.75% due 10/01/2024 (j)              324
                           225   Elko, Nevada, GO (Airport Improvement), AMT, Series B, 7% due 10/01/2029 (j)                 228
                        20,000   Henderson, Nevada, Health Care Facilities, Revenue Refunding Bonds (Catholic
                                 Healthcare West), Series B, 5.25% due 7/01/2031                                           20,365
                         1,730   Las Vegas, Nevada, Local Improvement Bonds, Special Assessment, Special Improvement
                                 District Number 808, Summerlin, 5.875% due 12/01/2007 (n)                                  1,787
                         1,990   Las Vegas, Nevada, Local Improvement Bonds, Special Assessment, Special Improvement
                                 District Number 808, Summerlin, 6.125% due 12/01/2007 (n)                                  2,056
                         2,220   Las Vegas, Nevada, Local Improvement Bonds, Special Assessment, Special Improvement
                                 District Number 808, Summerlin, 6.25% due 12/01/2007 (n)                                   2,294
                        10,000   Reno, Nevada, Health Revenue Refunding Bonds (Catholic Healthcare West), Series A,
                                 5.25% due 7/01/2031                                                                       10,183
                         1,880   Reno, Nevada, Special Assessment District Number 4 (Somerset Parkway), 6.625% due
                                 12/01/2022                                                                                 1,938
                         3,110   Sparks, Nevada, Redevelopment Agency, Tax Allocation Revenue Refunding Bonds,
                                 Series A, 6% due 1/15/2015 (k)                                                             3,243
                         6,315   Sparks, Nevada, Redevelopment Agency, Tax Allocation Revenue Refunding Bonds,
                                 Series A, 6% due 1/15/2023 (k)                                                             6,549

New Hampshire - 0.2%     1,750   New Hampshire Health and Education Facilities Authority, Revenue Refunding Bonds
                                 (Elliot Hospital), Series B, 5.60% due 10/01/2022                                          1,827
                           590   New Hampshire Health and Education Facilities Authority, Revenue Refunding Bonds
                                 (Havenwood-Heritage Heights Retirement Community), Series A, 5% due 1/01/2016                569
                         1,035   New Hampshire Health and Education Facilities Authority, Revenue Refunding Bonds
                                 (Havenwood-Heritage Heights Retirement Community), Series A, 5.35% due 1/01/2026             992

New Jersey - 2.0%          310   Camden County, New Jersey, Pollution Control Financing Authority, Solid Waste
                                 Resource Recovery, Revenue Refunding Bonds, AMT, Series B, 7.50% due 12/01/2009              314
                         3,300   New Jersey EDA, Retirement Community Revenue Bonds (Cedar Crest Village Inc.
                                 Facility), Series A, 7.25% due 11/15/2011 (n)                                              3,773
                         3,680   New Jersey EDA, State Lease Revenue Bonds (State Office Buildings Projects), 6%
                                 due 6/15/2010 (c)(n)                                                                       3,915
                         3,130   New Jersey Health Care Facilities Financing Authority Revenue Bonds (South
                                 Jersey Hospital), 6% due 7/01/2012 (n)                                                     3,454
                         2,250   New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds
                                 (Capital Health System Inc.), Series A, 5.75% due 7/01/2023                                2,340
                           640   New Jersey State Housing and Mortgage Finance Agency, M/F Housing Revenue Refunding
                                 Bonds, Series B, 6.25% due 11/01/2026 (h)                                                    662
                         7,025   New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds, Series A,
                                 5.75% due 1/01/2010 (j)(n)                                                                 7,363
                         2,975   New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds, Series A,
                                 5.75% due 1/01/2018 (e)(j)                                                                 3,110
                         7,000   Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed Revenue Bonds,
                                 7% due 6/01/2013 (n)                                                                       8,164

New Mexico - 0.7%        8,000   Farmington, New Mexico, PCR, Refunding (Public Service Company of New Mexico - San
                                 Juan Project), Series B, 6.30% due 12/01/2016                                              8,173
                            50   New Mexico Mortgage Finance Authority, Revenue Refunding Bonds, Mortgage-Backed
                                 Securities, Series F, 7% due 1/01/2026 (g)                                                    50
                         3,165   New Mexico Mortgage Financing Authority, S/F Mortgage Program Revenue Bonds, AMT,
                                 Series D, 6.15% due 7/01/2035 (f)(g)                                                       3,351
                           250   Santa Fe County, New Mexico, Correctional System Revenue Bonds, 6% due 2/01/2027 (h)         292

New York - 3.4%          3,230   New York City, New York, City IDA, Civic Facility Revenue Bonds (Special Needs
                                 Facilities Pooled Program), Series C-1, 6% due 7/01/2012                                   3,305
                         4,050   New York City, New York, City IDA, Special Facility Revenue Bonds (British Airways
                                 Plc Project), AMT, 7.625% due 12/01/2032                                                   4,413
                         6,540   New York City, New York, GO, Refunding, Series A, 6% due 5/15/2010 (n)                     7,005
                         2,205   New York City, New York, GO, Refunding, Series A, 6.25% due 5/15/2010 (l)(n)               2,376
                            60   New York City, New York, GO, Refunding, Series A, 6% due 5/15/2021 (l)                        64
                           325   New York City, New York, GO, Refunding, Series H, 6% due 8/01/2017 (l)                       328
                         6,640   New York City, New York, GO, Series B, 5.875% due 8/01/2010 (j)(n)                         7,121
                         1,300   New York City, New York, GO, Series B, 5.875% due 8/01/2015 (j)                            1,389
                           590   New York State Dormitory Authority, Non-State Supported Debt, Revenue Refunding
                                 Bonds (Mount Sinai-NYU Medical Center Health System), Series A, 6.50% due
                                 7/01/2010 (n)                                                                                641
                         2,410   New York State Dormitory Authority, Non-State Supported Debt, Revenue Refunding
                                 Bonds (Mount Sinai-NYU Medical Center Health System), Series A, 6.50% due 7/01/2016        2,548
                         1,680   New York State Dormitory Authority, Revenue Refunding Bonds (Mount Sinai Health),
                                 Series A, 6.50% due 7/01/2025                                                              1,762
                         3,000   New York State Dormitory Authority, Revenue Refunding Bonds (State University
                                 Educational Facilities), Series A, 7.50% due 5/15/2013                                     3,559
                         1,360   New York State Environmental Facilities Corporation, State Clean Water and Drinking
                                 Revenue Bonds (Revolving Funds), Series B, 5.875% due 1/15/2019                            1,427
                         2,285   Oneida County, New York, IDA Revenue Bonds (Civic Facility-Faxton Hospital),
                                 Series C, 6.625% due 1/01/2015 (k)                                                         2,417
                         3,000   Port Authority of New York and New Jersey, Consolidated Revenue Bonds, AMT,
                                 Thirty-Seventh Series, 5.50% due 7/15/2018 (h)                                             3,245
                            95   Suffolk County, New York, IDA, Civic Facility Revenue Bonds (Special Needs
                                 Facilities Pooled Program), Series D-1, 6% due 7/01/2012                                      97
                         5,000   Triborough Bridge and Tunnel Authority, New York, Subordinate Revenue Bonds, 5.125%
                                 due 11/15/2026 (c)                                                                         5,264
                           705   Westchester County, New York, IDA, Civic Facilities Revenue Bonds (Special Needs
                                 Facilities Pooled Program), Series E-1, 6% due 7/01/2012                                     720
                         8,095   Westchester County, New York, IDA, Continuing Care Retirement, Mortgage Revenue Bonds
                                 (Kendal on Hudson Project), Series A, 6.50% due 1/01/2034                                  8,444

North Carolina - 2.8%      920   Brunswick County, North Carolina, COP, 6% due 6/01/2010 (h)(n)                               986
                         4,000   North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds,
                                 Series D, 6.75% due 1/01/2026                                                              4,241
                         4,440   North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds,
                                 Series D, 6.70% due 1/01/2019 (b)                                                          4,713
                         4,390   North Carolina HFA, Home Ownership Revenue Bonds, AMT, Series 9-A, 5.80% due 1/01/2020     4,526
                         2,500   North Carolina Medical Care Commission, Health Care Facilities, First Mortgage
                                 Revenue Bonds (Presbyterian Homes Project), 6.875% due 10/01/2010 (n)                      2,731
                         3,000   North Carolina Medical Care Commission, Health Care Facilities, First Mortgage
                                 Revenue Bonds (Presbyterian Homes Project), 5.50% due 10/01/2031                           2,980
                         2,500   North Carolina Medical Care Commission, Health Care Facilities, First Mortgage
                                 Revenue Refunding Bonds (Presbyterian Homes Project), Series B, 5.20% due 10/01/2021       2,430
                         1,100   North Carolina Medical Care Commission, Health Care Facilities, First Mortgage
                                 Revenue Refunding Bonds (Salemtowne Project), 5.10% due 10/01/2030                         1,031
                         1,625   North Carolina Medical Care Commission, Retirement Facilities, First Mortgage
                                 Revenue Bonds (Forest at Duke Project), 6.375% due 9/01/2012 (n)                           1,801
                         2,500   North Carolina Medical Care Commission, Retirement Facilities, First Mortgage
                                 Revenue Bonds (Givens Estates Project), Series A, 6.50% due 7/01/2013 (n)                  2,879
                         5,000   North Carolina Medical Care Commission, Retirement Facilities, First Mortgage
                                 Revenue Refunding Bonds (Forest at Duke Project), 5.125% due 9/01/2032                     4,853
                         1,000   North Carolina Medical Care Commission, Retirement Facilities, First Mortgage
                                 Revenue Refunding Bonds (Givens Estates Project), 5% due 7/01/2033                           917
                           500   North Carolina Municipal Power Agency Number 1, Catawba Electric Revenue Refunding
                                 Bonds, Series B, 6.375% due 1/01/2013                                                        527
                         1,080   North Carolina Municipal Power Agency Number 1, Catawba Electric Revenue Refunding
                                 Bonds, Series B, 6.375% due 1/01/2013 (b)                                                  1,139
                         5,000   North Carolina Municipal Power Agency Number 1, Catawba Electric Revenue Refunding
                                 Bonds, Series B, 6.50% due 1/01/2020                                                       5,310
                         2,500   North Carolina Municipal Power Agency Number 1, Catawba Electric Revenue Refunding
                                 Bonds, Series B, 6.50% due 1/01/2020 (b)                                                   2,655
                         1,000   Piedmont Triad Airport Authority, North Carolina, Airport Revenue Refunding Bonds,
                                 Series A, 6% due 7/01/2009 (h)(n)                                                          1,052
                         1,000   Piedmont Triad Airport Authority, North Carolina, Airport Revenue Refunding Bonds,
                                 Series A, 6.375% due 7/01/2009 (h)(n)                                                      1,059

Ohio - 1.2%              6,685   Ohio HFA, Mortgage Revenue Refunding Bonds, AMT, Series C, 5.90% due 9/01/2035 (g)         6,956
                         8,000   Ohio State Air Quality Development Authority Revenue Refunding Bonds (Ohio Power
                                 Company), Series C, 5.15% due 5/01/2026 (c)                                                8,215
                         1,470   Port of Greater Cincinnati Development Authority, Ohio, Special Assessment Revenue
                                 Bonds (Cooperative Public Parking Infrastructure Project), 6.40% due 2/15/2034             1,535
                         3,005   Toledo-Lucas County, Ohio, Lodging Tax Revenue Refunding Bonds (Convention Center
                                 Project), 5.70% due 10/01/2015 (j)                                                         3,040

Oklahoma - 0.6%         10,000   Tulsa County, Oklahoma, Industrial Authority, Health Care Revenue Refunding Bonds
                                 (Saint Francis Health System), 5% due 12/15/2036                                          10,065

Oregon - 0.3%              250   Forest Grove, Oregon, Campus Improvement Revenue Refunding Bonds (Pacific
                                 University), 6% due 5/01/2010 (k)(n)                                                         265
                           250   Forest Grove, Oregon, Campus Improvement Revenue Refunding Bonds (Pacific
                                 University), 6.20% due 5/01/2010 (k)(n)                                                      266
                            35   Oregon State Housing and Community Services Department, Mortgage Revenue Refunding
                                 Bonds (S/F Mortgage Program), AMT, Series A, 6.20% due 7/01/2027                              36
                            55   Oregon State Housing and Community Services Department, Mortgage Revenue Refunding
                                 Bonds (S/F Mortgage Program), Series A, 6.40% due 7/01/2018                                   56
                           500   Portland, Oregon, M/F Housing Authority Revenue Bonds (Lovejoy Station Apartments
                                 Project), AMT, 5.90% due 7/01/2023 (j)                                                       512
                         1,000   Portland, Oregon, Urban Renewal and Redevelopment Revenue Refunding Bonds (Downtown
                                 Waterfront), Series A, 5.75% due 6/15/2018 (c)                                             1,063
                         3,190   Portland, Oregon, Urban Renewal and Redevelopment Revenue Refunding Bonds (South
                                 Park Blocks), Series A, 5.75% due 6/15/2018 (c)                                            3,391

Pennsylvania - 2.0%      3,640   Allegheny County, Pennsylvania, IDA, Environmental Improvement Revenue Refunding
                                 Bonds, 5.50% due 11/01/2016                                                                3,768
                         2,220   Allegheny County, Pennsylvania, Sanitation Authority, Sewer Revenue Bonds, 5.75%
                                 due 12/01/2010 (j)(n)                                                                      2,382
                         1,760   Bucks County, Pennsylvania, IDA, Retirement Community Revenue Bonds (Ann's Choice
                                 Inc.), Series A, 6.125% due 1/01/2025                                                      1,795
                         5,225   Cumberland County, Pennsylvania, Municipal Authority, Revenue Refunding Bonds
                                 (Diakon Lutheran Social Ministries Project), VRDN, Series B, 6.25% due
                                 1/01/2025 (k)(r)                                                                           5,225
                         7,750   Delaware County, Pennsylvania, IDA, Revenue Refunding Bonds (Resource Recovery
                                 Facility), Series A, 6.10% due 7/01/2013                                                   7,929
                         4,000   Pennsylvania State Higher Educational Facilities Authority Revenue Bonds (University
                                 of Pennsylvania Medical Center Health System), Series A, 6% due 1/15/2031                  4,269
                         1,265   Philadelphia, Pennsylvania, Authority for IDR, Commercial Development, 7.75%
                                 due 12/01/2017                                                                             1,267
                         3,915   Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Refunding Bonds
                                 (Guthrie Healthcare System), Series A, 5.875% due 12/01/2011 (n)                           4,291
                         1,085   Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Refunding Bonds
                                 (Guthrie Healthcare System), Series A, 5.875% due 12/01/2031                               1,133

Rhode Island - 0.5%      6,815   Rhode Island State Economic Development Corporation, Airport Revenue Bonds,
                                 Series B, 6% due 7/01/2010 (d)(n)                                                          7,313
                         1,000   Rhode Island State Economic Development Corporation Revenue Bonds (Providence
                                 Place Mall), 6.125% due 7/01/2020 (k)                                                      1,061

South Carolina - 0.9%    2,450   Medical University Hospital Authority, South Carolina, Hospital Facilities Revenue
                                 Refunding Bonds, 6.50% due 8/15/2012 (n)                                                   2,762
                         5,400   Medical University Hospital Authority, South Carolina, Hospital Facilities Revenue
                                 Refunding Bonds, Series A, 6.375% due 8/15/2012 (n)                                        6,057
                         5,000   South Carolina Jobs EDA, Residential Care Facilities Revenue Bonds (South Carolina
                                 Episcopal - Still Hopes Residence Project), Series A, 6.375% due 5/15/2032                 5,109

South Dakota - 0.3%      3,750   Pierre, South Dakota, School District Number 32-2, GO, 5.75% due 8/01/2010 (h)(n)          3,972
                         1,565   South Dakota, HDA, Homeownership Revenue Bonds, AMT, Series C, 5.375% due 5/01/2018        1,589

Tennessee - 1.4%         4,485   Chattanooga, Tennessee, IDB, Lease Rent Revenue Bonds (Southside Redevelopment
                                 Corporation), 5.75% due 10/01/2017 (c)                                                     4,751
                         3,740   Chattanooga, Tennessee, IDB, Lease Rent Revenue Bonds (Southside Redevelopment
                                 Corporation), 5.75% due 10/01/2018 (c)                                                     3,953
                         1,000   Johnson City, Tennessee, Health and Educational Facilities Board, Retirement
                                 Facility Revenue Bonds (Appalachian Christian Village Project), Series A, 6.25%
                                 due 2/15/2032                                                                              1,020
                         4,950   McMinn County, Tennessee, IDB, Solid Waste Revenue Bonds (Recycling Facility-Calhoun
                                 Newsprint), AMT, 7.40% due 12/01/2022                                                      4,979
                         7,300   Shelby County, Tennessee, Health, Educational and Housing Facility Board, Hospital
                                 Revenue Refunding Bonds (Methodist Healthcare), 6.50% due 9/01/2012 (n)                    8,255

Texas - 11.3%            5,000   Alliance Airport Authority, Inc., Texas, Special Facilities Revenue Refunding
                                 Bonds (American Airlines Inc. Project), AMT, 5.75% due 12/01/2029                          4,768
                         5,300   Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises Inc.), First
                                 Tier, Series A, 6.60% due 1/01/2011 (n)                                                    5,786
                         2,300   Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises Inc.), First
                                 Tier, Series A, 6.70% due 1/01/2011 (n)                                                    2,518
                        10,630   Austin, Texas, Revenue Bonds (Town Lake Community Events Center Venue), 6.20% due
                                 11/15/2009 (d)(n)                                                                         11,212
                           600   Bexar County, Texas, Health Facilities Development Corporation, Revenue Refunding
                                 Bonds (Army Retirement Residence Project), 6.125% due 7/01/2012 (n)                          670
                         1,750   Bexar County, Texas, Health Facilities Development Corporation, Revenue Refunding
                                 Bonds (Army Retirement Residence Project), 6.30% due 7/01/2012 (n)                         1,966
                         2,280   Brazos River Authority, Texas, PCR, Refunding (TXU Energy Company LLC Project), AMT,
                                 Series A, 7.70% due 4/01/2033                                                              2,484
                         4,250   Brazos River Authority, Texas, Revenue Refunding Bonds (Reliant Energy Inc. Project),
                                 Series B, 7.75% due 12/01/2018                                                             4,409
                         3,700   Brazos River, Texas, Harbor Navigation District, Brazoria County Environmental
                                 Revenue Refunding Bonds (Dow Chemical Company Project), AMT, Series A-7, 6.625%
                                 due 5/15/2033                                                                              3,955
                           525   Central Texas Housing Finance Corporation, S/F Mortgage Revenue Bonds (GNMA Mortgage
                                 Program), AMT, 8.20% due 6/28/2017 (i)                                                       543
                         3,620   Dallas-Fort Worth, Texas, International Airport Facility Improvement Corporation,
                                 Revenue Bonds (Learjet Inc.), AMT, Series A-1, 6.15% due 1/01/2016                         3,611
                           600   Dallas, Texas, Industrial Development Corporation, IDR (CR/PL Inc. Project), VRDN,
                                 AMT, 7.50% due 8/01/2017 (r)                                                                 606
                         3,500   Gregg County, Texas, Health Facilities Development Corporation, Hospital Revenue
                                 Bonds (Good Shepherd Medical Center Project), 6.375% due 10/01/2010 (k)(n)                 3,810
                         1,000   Gregg County, Texas, Health Facilities Development Corporation, Hospital Revenue
                                 Bonds (Good Shepherd Medical Center Project), 6.875% due 10/01/2010 (k)(n)                 1,103
                         5,465   Gulf Coast Waste Disposal Authority, Texas, Revenue Refunding Bonds (International
                                 Paper Company), AMT, Series A, 6.10% due 8/01/2024                                         5,656
                         2,255   HFDC of Central Texas, Inc., Retirement Facilities Revenue Bonds, Series A, 5.75%
                                 due 11/01/2036                                                                             2,116
                         1,850   HFDC of Central Texas, Inc., Retirement Facilities Revenue Bonds (Village at
                                 Gleannloch Farms), Series A, 5.50% due 2/15/2037                                           1,747
                        15,000   Houston, Texas, Airport System Revenue Refunding Bonds, Sub-Lien, AMT, Series A,
                                 5.50% due 7/01/2023 (h)                                                                   15,411
                         6,000   Houston, Texas, Airport System, Special Facilities Revenue Bonds (Continental
                                 Airlines), AMT, Series E, 7% due 7/01/2029                                                 6,295
                         2,000   Houston, Texas, Combined Utility System, First Lien Revenue Refunding Bonds,
                                 Series A, 5.125% due 5/15/2028 (j)                                                         2,075
                         4,000   Kerrville, Texas, Health Facilities Development Corporation, Hospital Revenue
                                 Bonds (Sid Peterson Memorial Hospital Project), 5.25% due 8/15/2021                        4,035
                         8,080   Matagorda County, Texas, Navigation District Number 1, Revenue Refunding Bonds
                                 (Reliant Energy Inc.), Series C, 8% due 5/01/2029                                          8,359
                         7,350   Matagorda County, Texas, Port of Bay City Authority Revenue Bonds (Hoechst Celanese
                                 Corp. Project), AMT, 6.50% due 5/01/2026                                                   7,373
                         4,825   Port Corpus Christi, Texas, Individual Development Corporation, Environmental
                                 Facilities Revenue Bonds (Citgo Petroleum Corporation Project), AMT, 8.25% due
                                 11/01/2031                                                                                 4,932
                         1,000   Red River, Texas, Education Finance Revenue Bonds (Saint Mark's School-Texas
                                 Project), 6% due 8/15/2019                                                                 1,043
                           780   South Plains, Texas, Housing Finance Corporation, S/F Mortgage Revenue Bonds, AMT,
                                 Series A, 7.30% due 9/01/2031 (g)                                                            791
                            10   Southeast Texas Housing Finance Corporation, Revenue Bonds, AMT, Series A, 8% due
                                 11/01/2025 (f)(i)                                                                             10
                           120   Southeast Texas Housing Finance Corporation, Revenue Bonds, AMT, Series B, 8.50% due
                                 11/01/2025 (f)(i)                                                                            122
                         2,200   Tarrant County, Texas, Cultural Education Facilities Financing Corporation, Retirement
                                 Facilities Revenue Refunding Bonds (Northwest Senior Housing - Edgemere Project),
                                 Series A, 6% due 11/15/2026                                                                2,245
                         3,000   Tarrant County, Texas, Cultural Education Facilities Financing Corporation,
                                 Retirement Facilities Revenue Refunding Bonds (Northwest Senior Housing - Edgemere
                                 Project), Series A, 6% due 11/15/2036                                                      3,056
                         5,000   Texas State Affordable Housing Corporation, S/F Mortgage Revenue Bonds (Fire Fighter
                                 and Law Enforcement or Security Officer Home Loan Program), AMT, Series C, 5.45%
                                 due 12/01/2039 (f)(g)                                                                      5,289
                         6,240   Texas State Affordable Housing Corporation, S/F Mortgage Revenue Bonds (Professional
                                 Educators Home Loan Program), AMT, Series A-1, 5.50% due 12/01/2039 (f)(g)                 6,625
                         2,100   Texas State Public Finance Authority, Building Revenue Bonds (General Services
                                 Commission Project), Series A, 6% due 2/01/2010 (h)(n)                                     2,215
                         1,000   Texas State Public Finance Authority, Building Revenue Bonds (State Preservation
                                 Project), Series B, 6% due 8/01/2009 (h)(n)                                                1,044
                        45,000   Texas State Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First
                                 Tier, Series A, 5.75% due 8/15/2038 (c)                                                   48,211
                         4,930   Upper Trinity Regional Water District, Texas, Water Revenue Bonds (Regional Treated
                                 Water Supply System), Series A, 6% due 8/01/2010 (d)(n)                                    5,255
                         1,500   Webster, Texas, GO, COP, Series A, 6% due 3/01/2010 (h)(n)                                 1,585
                           805   Webster, Texas, GO, COP, Series A, 6% due 3/01/2021 (h)                                      848
                         1,250   West Central Texas Regional Housing Finance Corporation, S/F Mortgage Revenue Bonds
                                 (Mortgage-Backed Securities Program), AMT, Series A, 5.35% due 12/01/2039 (f)(g)           1,304

Utah - 0.1%                755   Utah State, HFA, S/F Mortgage Revenue Refunding Bonds, AMT, Series C, Class III,
                                 5.50% due 1/01/2018                                                                          767

Virginia - 0.6%          1,750   Albemarle County, Virginia, IDA, Residential Care Facilities, Mortgage Revenue
                                 Refunding Bonds (Westminster-Canterbury), 5% due 1/01/2024                                 1,704
                         1,100   Albemarle County, Virginia, IDA, Residential Care Facilities, Mortgage Revenue
                                 Refunding Bonds (Westminster-Canterbury), 5% due 1/01/2031                                 1,034
                         2,425   Chesterfield County, Virginia, IDA, PCR, Refunding (Virginia Electric and Power
                                 Company), Series B, 5.875% due 6/01/2017                                                   2,580
                         3,250   Fairfax County, Virginia, EDA, Residential Care Facilities, Mortgage Revenue
                                 Refunding Bonds (Goodwin House, Inc.), 5.125% due 10/01/2037                               3,151
                           500   Norfolk, Virginia, Redevelopment and Housing Authority, First Mortgage Revenue
                                 Bonds (Retirement Community), Series A, 6% due 1/01/2025                                     504
                         1,100   Norfolk, Virginia, Redevelopment and Housing Authority, First Mortgage Revenue
                                 Bonds (Retirement Community), Series A, 6.125% due 1/01/2035                               1,104

Washington - 1.7%        5,000   Energy Northwest, Washington, Electric Revenue Refunding Bonds (Project Number 3),
                                 Series A, 5.50% due 7/01/2017 (h)                                                          5,342
                         3,000   Port of Seattle, Washington, Special Facilities Revenue Bonds, Series A, 6%
                                 due 3/01/2010 (j)(n)                                                                       3,198
                         3,010   Seattle, Washington, Drain and Wastewater Utility Revenue Bonds, 5.75% due
                                 11/01/2009 (j)(n)                                                                          3,175
                         2,750   Seattle, Washington, Housing Authority Revenue Bonds (Newholly Project), AMT,
                                 6.25% due 12/01/2035                                                                       2,807
                         4,710   Seattle, Washington, Housing Authority Revenue Bonds (Replacement Housing Project),
                                 6.125% due 12/01/2032                                                                      4,773
                         7,750   Tacoma, Washington, Electric System Revenue Refunding Bonds, Series A, 5.75% due
                                 1/01/2011 (h)(n)                                                                           8,336

Wisconsin - 0.6%           950   Wisconsin Housing and EDA, Home Ownership Revenue Bonds, AMT, Series C, 6% due
                                 9/01/2036                                                                                  1,009
                         1,960   Wisconsin State, GO, AMT, Series B, 6.20% due 11/01/2026 (j)                               1,980
                         3,155   Wisconsin State Health and Educational Facilities Authority Revenue Bonds
                                 (SynergyHealth Inc.), 6% due 11/15/2023                                                    3,308
                         3,700   Wisconsin State Health and Educational Facilities Authority Revenue Bonds
                                 (SynergyHealth Inc.), 6% due 11/15/2032                                                    3,836

Guam - 0.0%                115   Guam Housing Corporation, S/F Mortgage Revenue Bonds, AMT, Series A, 5.75% due
                                 9/01/2031 (f)                                                                                121

Puerto Rico - 1.7%       8,045   Puerto Rico Commonwealth Highway and Transportation Authority, Transportation
                                 Revenue Bonds, 5.75% due 7/01/2022                                                         8,625
                        20,000   Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax and
                                 Capital Appreciation Revenue Bonds, Series A, 4.915% due 7/01/2030 (d)(p)                  6,753
                        12,605   Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax and Capital
                                 Appreciation Revenue Bonds, Series A, 4.96% due 7/01/2035 (c)(p)                           3,254
                           785   Puerto Rico Commonwealth, Public Improvement, GO, Refunding, 5.70% due 7/01/2020 (j)         828
                         5,500   Puerto Rico Commonwealth, Public Improvement, GO, Refunding, Series B, 5.25%
                                 due 7/01/2032                                                                              5,663
                        15,000   Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Refunding Bonds,
                                 Series A, 5.04% due 8/01/2045 (j)(p)                                                       2,338

U.S. Virgin              8,000   Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds (Hovensa
Islands - 0.5%                   Coker Project), AMT, 6.50% due 7/01/2021                                                   8,514

                                 Total Municipal Bonds (Cost - $1,390,357) - 87.2%                                      1,425,135



                                 Municipal Bonds Held in Trust (a)
Florida - 2.2%          14,000   Lee County, Florida, Airport Revenue Bonds, AMT, Series A, 6% due 10/01/2029 (h)          14,849
                        20,115   Port St. Lucie, Florida, Utility Revenue Bonds, 5.125% due 9/01/2036 (j)                  20,865

Illinois - 1.3%         21,235   Chicago, Illinois, Board of Education, GO (Chicago School Reform), 5.75% due
                                 12/01/2007 (c)                                                                            21,732

Michigan - 0.9%         13,500   Hartland, Michigan, Consolidated School District, GO, Refunding, 5.125% due
                                 5/01/2029                                                                                 13,813

New Jersey - 2.7%       22,000   New Jersey EDA, School Facilities Construction Revenue Bonds, Series O, 5.25%
                                 due 3/01/2024                                                                             23,344
                        20,000   New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds, Series A,
                                 5.75% due 1/01/2018 (j)(s)                                                                20,906

Pennsylvania - 2.3%     36,210   Philadelphia, Pennsylvania, Redevelopment Authority Revenue Bonds (Neighborhood
                                 Transformation), Series A, 5.30% due 4/15/2026 (d)                                        37,965

South Carolina - 1.3%   21,215   South Carolina State Ports Authority, Ports Revenue Bonds, AMT, 5.30% due
                                 7/01/2026 (h)                                                                             21,571

Texas - 4.8%            36,500   Dallas-Fort Worth, Texas, International Airport Revenue Bonds, AMT, Series A,
                                 6% due 11/01/2024 (d)                                                                     37,853
                        18,860   Houston, Texas, Airport System Revenue Refunding Bonds, Sub Lien, Series B, 5.20%
                                 due 7/01/2018 (d)                                                                         19,144
                        20,000   Houston, Texas, Combined Utility System, First Lien Revenue Refunding Bonds,
                                 Series A, 5.125% due 5/15/2028 (j)                                                        20,747

Puerto Rico - 0.8%       4,000   Puerto Rico Commonwealth, Public Improvement, GO, Refunding, 5.70% due 7/01/2020 (j)       4,196
                         4,000   Puerto Rico Industrial Tourist Educational, Medical and Environmental Control
                                 Facilities Revenue Bonds (Hospital de la Concepcion), Series A, 6.125% due 11/15/2025      4,266
                         4,220   Puerto Rico Industrial Tourist Educational, Medical and Environmental Control
                                 Facilities Revenue Bonds (Hospital de la Concepcion), Series A, 6.125% due 11/15/2030      4,469

                                 Total Municipal Bonds Held in Trust (Cost - $265,777) - 16.3%                            265,720



                        Shares
                          Held   Short-Term Securities
                        57,123   Merrill Lynch Institutional Tax-Exempt Fund, 3.67% (o)(q)                                 57,123

                                 Total Short-Term Securities (Cost - $57,123) - 3.5%                                       57,123

                                 Total Investments (Cost - $1,713,257*) - 107.0%                                        1,747,978
                                 Liability for Trust Certificates, Including Interest Expense Payable - (8.2%)          (133,983)
                                 Other Assets Less Liabilities - 1.2%                                                      20,090
                                                                                                                     ------------
                                 Net Assets - 100.0%                                                                 $  1,634,085
                                                                                                                     ============


  * The cost and unrealized appreciation (depreciation) of investments as of September 30, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                              $         1,583,278
                                                ===================
    Gross unrealized appreciation               $            43,614
    Gross unrealized depreciation                          (11,396)
                                                -------------------
    Net unrealized appreciation                 $            32,218
                                                ===================


(a) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates.
    These securities serve as collateral in a financing transaction.

(b) ACA Insured.

(c) AMBAC Insured.

(d) FGIC Insured.

(e) FHA Insured.

(f) FHLMC Collateralized.

(g) FNMA/GNMA Collateralized.

(h) FSA Insured.

(i) GNMA Collateralized.

(j) MBIA Insured.

(k) Radian Insured.

(l) XL Capital Insured.

(m) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.

(n) Prerefunded.

(o) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                      Net          Dividend
    Affiliate                                       Activity        Income

    Merrill Lynch Institutional Tax-Exempt Fund      28,517        $   341


(p) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.

(q) Represents the current yield as of September 30, 2007.

(r) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(s) Escrowed to maturity.


Item 2 -   Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -   Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock Municipal Bond Fund, Inc.


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke,
       Chief Executive Officer (principal executive officer) of
       BlackRock Municipal Bond Fund, Inc.


Date: November 20, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke,
       Chief Executive Officer (principal executive officer) of
       BlackRock Municipal Bond Fund, Inc.


Date: November 20, 2007


By:    /s/ Neal J. Andrews
       -------------------
       Neal J. Andrews,
       Chief Financial Officer (principal financial officer) of
       BlackRock Municipal Bond Fund, Inc.


Date: November 20, 2007